Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000021953 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganUltra-Short Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$54	0.53%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 54	[1]
Expense Ratio, Percent	0.53%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.30% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 5.19% for the ICE BofA 3-Month US Treasury Bill Index (new performance index) (the "Performance Index"), and 5.27% for the ICE BofA 6-Month US Treasury Bill Index (old performance index). Over the period, the one-year U.S. Treasury yield fell, the two-year U.S. Treasury yield was relatively flat, and one-to-three-year U.S. credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered | In aggregate: yield curve positioning
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | Positioning in the following: corporate credit; asset-backed securities; collateralized loan obligations. In aggregate: credit allocation; duration positioning
TOP PERFORMANCE DETRACTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered  | In aggregate: none
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)	5.30%	1.64%	1.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
ICE BofA 3-Month US Treasury Bill Index	5.19%	2.51%	1.80%
ICE BofA 6-Month US Treasury Bill Index	5.27%	2.61%	1.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 337,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$337M
Total number of portfolio holdings	209
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	118%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.5%
U.S. Government & Agency Obligations	10.4%
Short-Term Investments	9.9%
Auto Manufacturers	7.3%
Other Asset Backed Securities	7.1%
Insurance	6.2%
Auto Loan Receivables	4.9%
Electric	4.4%
Diversified Financial Services	2.7%
Chemicals	2.2%
Software	2.2%
Healthcare-Services	1.7%
Agriculture	1.7%
Retail	1.5%
Credit Card Receivables	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio. Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021954 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganUltra-Short Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$70	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 70	[2]
Expense Ratio, Percent	0.68%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 5.11% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 5.19% for the ICE BofA 3-Month US Treasury Bill Index (new performance index) (the "Performance Index"), and 5.27% for the ICE BofA 6-Month US Treasury Bill Index (old performance index). Over the period, the one-year U.S. Treasury yield fell, the two-year U.S. Treasury yield was relatively flat, and one-to-three-year U.S. credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered | In aggregate: yield curve positioning
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | Positioning in the following: corporate credit; asset-backed securities; collateralized loan obligations. In aggregate: credit allocation; duration positioning
TOP PERFORMANCE DETRACTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered  | In aggregate: none
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)	5.11%	1.49%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
ICE BofA 3-Month US Treasury Bill Index	5.19%	2.51%	1.80%
ICE BofA 6-Month US Treasury Bill Index	5.27%	2.61%	1.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 337,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$337M
Total number of portfolio holdings	209
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	118%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.5%
U.S. Government & Agency Obligations	10.4%
Short-Term Investments	9.9%
Auto Manufacturers	7.3%
Other Asset Backed Securities	7.1%
Insurance	6.2%
Auto Loan Receivables	4.9%
Electric	4.4%
Diversified Financial Services	2.7%
Chemicals	2.2%
Software	2.2%
Healthcare-Services	1.7%
Agriculture	1.7%
Retail	1.5%
Credit Card Receivables	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio. Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021955 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganUltra-Short Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$80	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 80	[3]
Expense Ratio, Percent	0.78%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 5.07% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 5.19% for the ICE BofA 3-Month US Treasury Bill Index (new performance index) (the "Performance Index"), and 5.27% for the ICE BofA 6-Month US Treasury Bill Index (old performance index). Over the period, the one-year U.S. Treasury yield fell, the two-year U.S. Treasury yield was relatively flat, and one-to-three-year U.S. credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered | In aggregate: yield curve positioning
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | Positioning in the following: corporate credit; asset-backed securities; collateralized loan obligations. In aggregate: credit allocation; duration positioning
TOP PERFORMANCE DETRACTORS
Dimensional Fund Advisors LP (“DFA”) – see Material Fund Changes for the time period covered  | In aggregate: none
J.P. Morgan Investment Management Inc. - see Material Fund Changes for the time period covered  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)	5.07%	1.41%	1.00%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
ICE BofA 3-Month US Treasury Bill Index	5.19%	2.51%	1.80%
ICE BofA 6-Month US Treasury Bill Index	5.27%	2.61%	1.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 337,000,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$337M
Total number of portfolio holdings	209
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	118%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.5%
U.S. Government & Agency Obligations	10.4%
Short-Term Investments	9.9%
Auto Manufacturers	7.3%
Other Asset Backed Securities	7.1%
Insurance	6.2%
Auto Loan Receivables	4.9%
Electric	4.4%
Diversified Financial Services	2.7%
Chemicals	2.2%
Software	2.2%
Healthcare-Services	1.7%
Agriculture	1.7%
Retail	1.5%
Credit Card Receivables	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio. Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA JPMorgan Ultra-Short Bond Portfolio.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, hedging risk was removed as a principal risk, and ESG investment risk, floating rate securities risk, mortgage- and asset-backed securities risk, privately placed securities risk, and zero coupon bonds risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, J.P. Morgan Investment Management, Inc. was appointed as subadviser replacing the existing subadviser, Dimensional Fund Advisors LP.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021956 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large CapIndex
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$28	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 28	[4]
Expense Ratio, Percent	0.25%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 1 shares posted a return of 26.04% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer non-cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Intel Corp.; Adobe, Inc.; Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Large Cap Index Portfolio (Class 1)	26.04%	14.85%	13.38%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 3,346,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 7,400,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,346M
Total number of portfolio holdings	511
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.4%
Semiconductors	10.3%
Software	10.2%
Computers	8.6%
Retail	4.7%
Banks	4.5%
Pharmaceuticals	4.4%
Diversified Financial Services	4.0%
Insurance	3.7%
Healthcare-Products	3.1%
Auto Manufacturers	2.6%
Oil & Gas	2.4%
Electric	2.2%
REITS	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000183180 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large CapIndex
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$56	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	0.50%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 3 shares posted a return of 25.73% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer non-cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Intel Corp.; Adobe, Inc.; Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Large Cap Index Portfolio (Class 3)	25.73%	14.56%	13.76%
S&P 500® Index	26.38%	15.17%	14.41%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 3,346,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 7,400,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,346M
Total number of portfolio holdings	511
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.4%
Semiconductors	10.3%
Software	10.2%
Computers	8.6%
Retail	4.7%
Banks	4.5%
Pharmaceuticals	4.4%
Diversified Financial Services	4.0%
Insurance	3.7%
Healthcare-Products	3.1%
Auto Manufacturers	2.6%
Oil & Gas	2.4%
Electric	2.2%
REITS	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021957 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganEquity-Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$63	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 63	[6]
Expense Ratio, Percent	0.58%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.31% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; communication services
Security selection in the following sectors  | financials; health care
Position weightings  | Wells Fargo & Co.; Morgan Stanley
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care
Security selection in the following sectors  | communication services; industrials
Position weightings  | JP Morgan Chase & Co. (lack of exposure); Berkshire Hathaway, Inc., Class B (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 1)	18.31%	9.92%	10.25%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 892,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$892M
Total number of portfolio holdings	87
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	14.0%
Pharmaceuticals	8.9%
Diversified Financial Services	8.9%
Retail	8.3%
Oil & Gas	6.5%
Semiconductors	4.6%
Transportation	4.4%
Electric	4.4%
Healthcare-Services	4.2%
Machinery-Diversified	3.6%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	2.6%
REITS	2.5%
Healthcare-Products	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021958 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganEquity-Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$80	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 80	[7]
Expense Ratio, Percent	0.73%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 18.15% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; communication services
Security selection in the following sectors  | financials; health care
Position weightings  | Wells Fargo & Co.; Morgan Stanley
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care
Security selection in the following sectors  | communication services; industrials
Position weightings  | JP Morgan Chase & Co. (lack of exposure); Berkshire Hathaway, Inc., Class B (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 2)	18.15%	9.76%	10.08%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 892,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$892M
Total number of portfolio holdings	87
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	14.0%
Pharmaceuticals	8.9%
Diversified Financial Services	8.9%
Retail	8.3%
Oil & Gas	6.5%
Semiconductors	4.6%
Transportation	4.4%
Electric	4.4%
Healthcare-Services	4.2%
Machinery-Diversified	3.6%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	2.6%
REITS	2.5%
Healthcare-Products	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021959 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganEquity-Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$90	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 90	[8]
Expense Ratio, Percent	0.83%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.04% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; communication services
Security selection in the following sectors  | financials; health care
Position weightings  | Wells Fargo & Co.; Morgan Stanley
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care
Security selection in the following sectors  | communication services; industrials
Position weightings  | JP Morgan Chase & Co. (lack of exposure); Berkshire Hathaway, Inc., Class B (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 3)	18.04%	9.65%	9.97%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 892,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$892M
Total number of portfolio holdings	87
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	14.0%
Pharmaceuticals	8.9%
Diversified Financial Services	8.9%
Retail	8.3%
Oil & Gas	6.5%
Semiconductors	4.6%
Transportation	4.4%
Electric	4.4%
Healthcare-Services	4.2%
Machinery-Diversified	3.6%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	2.6%
REITS	2.5%
Healthcare-Products	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021960 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganLarge Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$79	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 79	[9]
Expense Ratio, Percent	0.70%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 24.76% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | big banks and brokers; consumer staples; telecom
Security selection in the following sectors  | commodities; media; insurance
Position weightings  | Wells Fargo & Co.; Baker Hughes Co.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer cyclical; software and services; pharmaceuticals/medical technology
Security selection in the following sectors  | pharmaceuticals/medical technology; utilities; financial/business services
Position weightings  | Regeneron Pharmaceuticals, Inc.; Broadcom, Inc.; Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 1)	24.76%	13.26%	12.13%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 539,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$539M
Total number of portfolio holdings	53
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Internet	12.1%
Software	11.2%
Computers	7.4%
Diversified Financial Services	6.5%
Retail	6.3%
Banks	5.7%
Building Materials	3.7%
Healthcare-Products	3.6%
Electric	3.5%
Aerospace/Defense	2.7%
Oil & Gas Services	2.7%
Insurance	2.5%
Pharmaceuticals	2.4%
Biotechnology	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021961 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganLarge Cap Core
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$95	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 95	[10]
Expense Ratio, Percent	0.85%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 24.59% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | big banks and brokers; consumer staples; telecom
Security selection in the following sectors  | commodities; media; insurance
Position weightings  | Wells Fargo & Co.; Baker Hughes Co.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer cyclical; software and services; pharmaceuticals/medical technology
Security selection in the following sectors  | pharmaceuticals/medical technology; utilities; financial/business services
Position weightings  | Regeneron Pharmaceuticals, Inc.; Broadcom, Inc.; Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 2)	24.59%	13.09%	11.97%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 539,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$539M
Total number of portfolio holdings	53
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Internet	12.1%
Software	11.2%
Computers	7.4%
Diversified Financial Services	6.5%
Retail	6.3%
Banks	5.7%
Building Materials	3.7%
Healthcare-Products	3.6%
Electric	3.5%
Aerospace/Defense	2.7%
Oil & Gas Services	2.7%
Insurance	2.5%
Pharmaceuticals	2.4%
Biotechnology	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021962 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganLarge Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$107	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 107	[11]
Expense Ratio, Percent	0.95%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 24.47% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). U.S. equities rose over the trailing twelve-month period. In calendar year 2024, the S&P 500® Index achieved its second consecutive year of returns exceeding 20%, marking the best back-to-back performance since 1997-1998.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | big banks and brokers; consumer staples; telecom
Security selection in the following sectors  | commodities; media; insurance
Position weightings  | Wells Fargo & Co.; Baker Hughes Co.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer cyclical; software and services; pharmaceuticals/medical technology
Security selection in the following sectors  | pharmaceuticals/medical technology; utilities; financial/business services
Position weightings  | Regeneron Pharmaceuticals, Inc.; Broadcom, Inc.; Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 3)	24.47%	12.98%	11.85%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 539,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$539M
Total number of portfolio holdings	53
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Internet	12.1%
Software	11.2%
Computers	7.4%
Diversified Financial Services	6.5%
Retail	6.3%
Banks	5.7%
Building Materials	3.7%
Healthcare-Products	3.6%
Electric	3.5%
Aerospace/Defense	2.7%
Oil & Gas Services	2.7%
Insurance	2.5%
Pharmaceuticals	2.4%
Biotechnology	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021963 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BWU.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$78	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 78	[12]
Expense Ratio, Percent	0.70%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 22.93% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Domestic returns for the year ending 1/31/25 lacked breadth, as large-cap value stocks lagged large-cap growth stocks for the period. Growth returns also beat value among small-cap stocks while large-cap stocks extended their lead over small-cap stocks for the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; real estate (lack of exposure); materials
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | JPMorgan Chase & Co.; QUALCOMM, Inc.; Intel Corp. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; industrials; utilities
Security selection in the following sectors  | materials; communication services; consumer staples
Position weightings  | Walmart, Inc. (lack of exposure); Comcast Corp., Class A; GE Aerospace (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)	22.93%	12.00%	10.98%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,235,000,000
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 8,300,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,235M
Total number of portfolio holdings	223
Total net advisory fee paid	$8.3M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	19.0%
Pharmaceuticals	8.1%
Healthcare-Services	7.0%
Insurance	6.6%
Telecommunications	5.4%
Diversified Financial Services	3.8%
Electric	3.7%
Retail	3.7%
Computers	3.5%
Oil & Gas	3.1%
Aerospace/Defense	2.9%
Agriculture	2.8%
Media	2.1%
Unaffiliated Investment Companies	1.9%
Machinery-Construction & Mining	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021964 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BWU.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$95	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 95	[13]
Expense Ratio, Percent	0.85%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 22.73% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Domestic returns for the year ending 1/31/25 lacked breadth, as large-cap value stocks lagged large-cap growth stocks for the period. Growth returns also beat value among small-cap stocks while large-cap stocks extended their lead over small-cap stocks for the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; real estate (lack of exposure); materials
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | JPMorgan Chase & Co.; QUALCOMM, Inc.; Intel Corp. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; industrials; utilities
Security selection in the following sectors  | materials; communication services; consumer staples
Position weightings  | Walmart, Inc. (lack of exposure); Comcast Corp., Class A; GE Aerospace (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)	22.73%	11.83%	10.80%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,235,000,000
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 8,300,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,235M
Total number of portfolio holdings	223
Total net advisory fee paid	$8.3M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	19.0%
Pharmaceuticals	8.1%
Healthcare-Services	7.0%
Insurance	6.6%
Telecommunications	5.4%
Diversified Financial Services	3.8%
Electric	3.7%
Retail	3.7%
Computers	3.5%
Oil & Gas	3.1%
Aerospace/Defense	2.9%
Agriculture	2.8%
Media	2.1%
Unaffiliated Investment Companies	1.9%
Machinery-Construction & Mining	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021965 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BWU.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$106	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 106	[14]
Expense Ratio, Percent	0.95%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 22.63% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Domestic returns for the year ending 1/31/25 lacked breadth, as large-cap value stocks lagged large-cap growth stocks for the period. Growth returns also beat value among small-cap stocks while large-cap stocks extended their lead over small-cap stocks for the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; real estate (lack of exposure); materials
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | JPMorgan Chase & Co.; QUALCOMM, Inc.; Intel Corp. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; industrials; utilities
Security selection in the following sectors  | materials; communication services; consumer staples
Position weightings  | Walmart, Inc. (lack of exposure); Comcast Corp., Class A; GE Aerospace (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)	22.63%	11.71%	10.69%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,235,000,000
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 8,300,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,235M
Total number of portfolio holdings	223
Total net advisory fee paid	$8.3M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	19.0%
Pharmaceuticals	8.1%
Healthcare-Services	7.0%
Insurance	6.6%
Telecommunications	5.4%
Diversified Financial Services	3.8%
Electric	3.7%
Retail	3.7%
Computers	3.5%
Oil & Gas	3.1%
Aerospace/Defense	2.9%
Agriculture	2.8%
Media	2.1%
Unaffiliated Investment Companies	1.9%
Machinery-Construction & Mining	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021966 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin SystematicU.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$71	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 71	[15]
Expense Ratio, Percent	0.64%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 22.50% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | real estate; consumer discretionary; information technology
Position weightings  | Intel Corp.; Vistra Corp.; Vertiv Holdings Co., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality; value
Positioning in the following sectors  | energy; communication services; financials
Position weightings  | Comcast Corp., Class A; Centene Corp.; GE Aerospace (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)	22.50%	11.48%	11.78%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 503,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$503M
Total number of portfolio holdings	150
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.2%
Insurance	7.9%
Healthcare-Products	6.8%
Retail	6.3%
Oil & Gas	5.8%
Diversified Financial Services	3.9%
Software	3.7%
Telecommunications	3.5%
REITS	3.3%
Building Materials	3.2%
Pharmaceuticals	3.1%
Computers	3.0%
Semiconductors	2.7%
Electric	2.6%
Healthcare-Services	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin SystematicU.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$88	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 88	[16]
Expense Ratio, Percent	0.79%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 22.31% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | real estate; consumer discretionary; information technology
Position weightings  | Intel Corp.; Vistra Corp.; Vertiv Holdings Co., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality; value
Positioning in the following sectors  | energy; communication services; financials
Position weightings  | Comcast Corp., Class A; Centene Corp.; GE Aerospace (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)	22.31%	11.32%	11.62%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 503,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$503M
Total number of portfolio holdings	150
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.2%
Insurance	7.9%
Healthcare-Products	6.8%
Retail	6.3%
Oil & Gas	5.8%
Diversified Financial Services	3.9%
Software	3.7%
Telecommunications	3.5%
REITS	3.3%
Building Materials	3.2%
Pharmaceuticals	3.1%
Computers	3.0%
Semiconductors	2.7%
Electric	2.6%
Healthcare-Services	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin SystematicU.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$99	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[17]
Expense Ratio, Percent	0.89%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 22.15% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.54% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | real estate; consumer discretionary; information technology
Position weightings  | Intel Corp.; Vistra Corp.; Vertiv Holdings Co., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality; value
Positioning in the following sectors  | energy; communication services; financials
Position weightings  | Comcast Corp., Class A; Centene Corp.; GE Aerospace (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)	22.15%	11.20%	11.50%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Value Index	19.54%	10.15%	9.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 503,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$503M
Total number of portfolio holdings	150
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.2%
Insurance	7.9%
Healthcare-Products	6.8%
Retail	6.3%
Oil & Gas	5.8%
Diversified Financial Services	3.9%
Software	3.7%
Telecommunications	3.5%
REITS	3.3%
Building Materials	3.2%
Pharmaceuticals	3.1%
Computers	3.0%
Semiconductors	2.7%
Electric	2.6%
Healthcare-Services	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021969 [Member]
Shareholder Report [Line Items]
Fund Name	SA ABGrowth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$71	0.63%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 71	[18]
Expense Ratio, Percent	0.63%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 25.07% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; information technology; real estate
Security selection in the following sectors  | communication services; information technology; materials
Position weightings  | Netflix, Inc.; Arista Networks, Inc.; Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer staples; cash
Security selection in the following sectors  | consumer discretionary; financials; consumer staples
Position weightings  | Tesla, Inc. (lack of exposure); Monster Beverage Corp.; Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 1)	25.07%	16.80%	16.46%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,834,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 11,100,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,834M
Total number of portfolio holdings	52
Total net advisory fee paid	$11.1M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.5%
Semiconductors	18.5%
Software	13.0%
Retail	10.8%
Diversified Financial Services	6.2%
Healthcare-Products	3.7%
Pharmaceuticals	3.6%
Telecommunications	3.2%
Commercial Services	2.1%
Beverages	2.1%
Distribution/Wholesale	2.0%
Healthcare-Services	1.4%
Biotechnology	1.4%
Chemicals	1.3%
Machinery-Diversified	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021970 [Member]
Shareholder Report [Line Items]
Fund Name	SA ABGrowth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$88	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 88	[19]
Expense Ratio, Percent	0.78%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 24.90% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; information technology; real estate
Security selection in the following sectors  | communication services; information technology; materials
Position weightings  | Netflix, Inc.; Arista Networks, Inc.; Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer staples; cash
Security selection in the following sectors  | consumer discretionary; financials; consumer staples
Position weightings  | Tesla, Inc. (lack of exposure); Monster Beverage Corp.; Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 2)	24.90%	16.63%	16.28%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,834,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 11,100,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,834M
Total number of portfolio holdings	52
Total net advisory fee paid	$11.1M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.5%
Semiconductors	18.5%
Software	13.0%
Retail	10.8%
Diversified Financial Services	6.2%
Healthcare-Products	3.7%
Pharmaceuticals	3.6%
Telecommunications	3.2%
Commercial Services	2.1%
Beverages	2.1%
Distribution/Wholesale	2.0%
Healthcare-Services	1.4%
Biotechnology	1.4%
Chemicals	1.3%
Machinery-Diversified	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021971 [Member]
Shareholder Report [Line Items]
Fund Name	SA ABGrowth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$99	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[20]
Expense Ratio, Percent	0.88%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 24.76% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). U.S. equities rose over the trailing twelve-month period. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; information technology; real estate
Security selection in the following sectors  | communication services; information technology; materials
Position weightings  | Netflix, Inc.; Arista Networks, Inc.; Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer staples; cash
Security selection in the following sectors  | consumer discretionary; financials; consumer staples
Position weightings  | Tesla, Inc. (lack of exposure); Monster Beverage Corp.; Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 3)	24.76%	16.51%	16.16%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,834,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 11,100,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,834M
Total number of portfolio holdings	52
Total net advisory fee paid	$11.1M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.5%
Semiconductors	18.5%
Software	13.0%
Retail	10.8%
Diversified Financial Services	6.2%
Healthcare-Products	3.7%
Pharmaceuticals	3.6%
Telecommunications	3.2%
Commercial Services	2.1%
Beverages	2.1%
Distribution/Wholesale	2.0%
Healthcare-Services	1.4%
Biotechnology	1.4%
Chemicals	1.3%
Machinery-Diversified	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021975 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$75	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 75	[21]
Expense Ratio, Percent	0.68%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.67% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials
Security selection in the following sectors  | industrials; financials
Position weightings  | Howmet Aerospace, Inc.; Goldman Sachs Group, Inc.; Fiserv, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services
Security selection in the following sectors  | information technology; communication services
Position weightings  | Tesla, Inc. (lack of exposure), Broadcom, Inc., (lack of exposure), Meta Platforms, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 1)	21.67%	12.40%	12.05%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 725,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$725M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.3%
Internet	12.2%
Semiconductors	9.0%
Computers	6.4%
Diversified Financial Services	6.3%
Banks	6.2%
Healthcare-Products	5.9%
Insurance	3.9%
Electronics	3.9%
Cosmetics/Personal Care	3.5%
Electric	3.3%
Electrical Components & Equipment	3.2%
Oil & Gas	3.1%
Retail	3.1%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021976 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS MassachusettsInvestors Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$92	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 92	[22]
Expense Ratio, Percent	0.83%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.44% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials
Security selection in the following sectors  | industrials; financials
Position weightings  | Howmet Aerospace, Inc.; Goldman Sachs Group, Inc.; Fiserv, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services
Security selection in the following sectors  | information technology; communication services
Position weightings  | Tesla, Inc. (lack of exposure), Broadcom, Inc., (lack of exposure), Meta Platforms, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 2)	21.44%	12.23%	11.88%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 725,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$725M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.3%
Internet	12.2%
Semiconductors	9.0%
Computers	6.4%
Diversified Financial Services	6.3%
Banks	6.2%
Healthcare-Products	5.9%
Insurance	3.9%
Electronics	3.9%
Cosmetics/Personal Care	3.5%
Electric	3.3%
Electrical Components & Equipment	3.2%
Oil & Gas	3.1%
Retail	3.1%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021977 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS MassachusettsInvestors Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$103	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 103	[23]
Expense Ratio, Percent	0.93%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.27% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials
Security selection in the following sectors  | industrials; financials
Position weightings  | Howmet Aerospace, Inc.; Goldman Sachs Group, Inc.; Fiserv, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services
Security selection in the following sectors  | information technology; communication services
Position weightings  | Tesla, Inc. (lack of exposure), Broadcom, Inc., (lack of exposure), Meta Platforms, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 3)	21.27%	12.12%	11.77%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 725,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$725M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.3%
Internet	12.2%
Semiconductors	9.0%
Computers	6.4%
Diversified Financial Services	6.3%
Banks	6.2%
Healthcare-Products	5.9%
Insurance	3.9%
Electronics	3.9%
Cosmetics/Personal Care	3.5%
Electric	3.3%
Electrical Components & Equipment	3.2%
Oil & Gas	3.1%
Retail	3.1%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021981 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Blue Chip Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 1)*	$81	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 81	[24]
Expense Ratio, Percent	0.69%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 35.19% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, the U.S. Federal Reserve implemented three consecutive interest rate cuts which had a notable positive affect on growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities
Security selection in the following sectors  | information technology; communication services; financials
Position weightings  | AppLovin Corp.; Class A, Vistra Corp.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
Security selection in the following sectors  | consumer discretionary; industrials sectors
Position weightings  | Tesla, Inc.; Broadcom, Inc.; Palantir Technologies (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Blue Chip Growth Portfolio (Class 1)	35.19%	18.00%	15.41%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 647,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$647M
Total number of portfolio holdings	71
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.9%
Software	20.1%
Semiconductors	16.4%
Computers	11.1%
Diversified Financial Services	4.5%
Pharmaceuticals	3.8%
Auto Manufacturers	3.0%
Retail	2.8%
Building Materials	1.9%
Healthcare-Services	1.6%
Banks	1.4%
Insurance	1.3%
Commercial Services	1.1%
Household Products/Wares	0.9%
REITS	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021982 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Blue Chip Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 2)*	$99	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[25]
Expense Ratio, Percent	0.84%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 35.05% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, the U.S. Federal Reserve implemented three consecutive interest rate cuts which had a notable positive affect on growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities
Security selection in the following sectors  | information technology; communication services; financials
Position weightings  | AppLovin Corp.; Class A, Vistra Corp.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
Security selection in the following sectors  | consumer discretionary; industrials sectors
Position weightings  | Tesla, Inc.; Broadcom, Inc.; Palantir Technologies (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Blue Chip Growth Portfolio (Class 2)	35.05%	17.82%	15.25%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 647,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$647M
Total number of portfolio holdings	71
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.9%
Software	20.1%
Semiconductors	16.4%
Computers	11.1%
Diversified Financial Services	4.5%
Pharmaceuticals	3.8%
Auto Manufacturers	3.0%
Retail	2.8%
Building Materials	1.9%
Healthcare-Services	1.6%
Banks	1.4%
Insurance	1.3%
Commercial Services	1.1%
Household Products/Wares	0.9%
REITS	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021983 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Blue Chip Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 3)*	$110	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 110	[26]
Expense Ratio, Percent	0.94%	[26]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 34.86% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, the U.S. Federal Reserve implemented three consecutive interest rate cuts which had a notable positive affect on growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | utilities
Security selection in the following sectors  | information technology; communication services; financials
Position weightings  | AppLovin Corp.; Class A, Vistra Corp.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
Security selection in the following sectors  | consumer discretionary; industrials sectors
Position weightings  | Tesla, Inc.; Broadcom, Inc.; Palantir Technologies (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Blue Chip Growth Portfolio (Class 3)	34.86%	17.70%	15.13%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 647,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$647M
Total number of portfolio holdings	71
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.9%
Software	20.1%
Semiconductors	16.4%
Computers	11.1%
Diversified Financial Services	4.5%
Pharmaceuticals	3.8%
Auto Manufacturers	3.0%
Retail	2.8%
Building Materials	1.9%
Healthcare-Services	1.6%
Banks	1.4%
Insurance	1.3%
Commercial Services	1.1%
Household Products/Wares	0.9%
REITS	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021984 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated HermesCorporate Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$56	0.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 56	[27]
Expense Ratio, Percent	0.55%	[27]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.89% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). The U.S. credit markets generated solid returns, with Bloomberg U.S. Credit Index returning 2.79% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 9.68%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | non-corporate (sovereign, supranational, government guaranteed, local authority); communication
Security selection in the following sectors  | insurance; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | high yield; investment grade; U.S. Treasuries
Security selection in the following sectors  | communication; consumer non-cyclical; energy
In aggregate  | duration positioning (using U.S. Treasuries and futures); yield curve positioning (using U.S. Treasuries and futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 1)	2.89%	0.54%	2.75%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	4.48%	1.04%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,491,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 7,500,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	812
Total net advisory fee paid	$7.5M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.6%
U.S. Government & Agency Obligations	5.2%
Pharmaceuticals	5.0%
Electric	5.0%
Telecommunications	5.0%
Media	4.3%
Oil & Gas	3.5%
Software	3.3%
Pipelines	3.2%
Beverages	2.8%
Computers	2.6%
Commercial Services	2.5%
Healthcare-Products	2.5%
REITS	2.5%
Diversified Financial Services	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021985 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated HermesCorporate Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$71	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 71	[28]
Expense Ratio, Percent	0.70%	[28]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.72% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). The U.S. credit markets generated solid returns, with Bloomberg U.S. Credit Index returning 2.79% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 9.68%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | non-corporate (sovereign, supranational, government guaranteed, local authority); communication
Security selection in the following sectors  | insurance; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | high yield; investment grade; U.S. Treasuries
Security selection in the following sectors  | communication; consumer non-cyclical; energy
In aggregate  | duration positioning (using U.S. Treasuries and futures); yield curve positioning (using U.S. Treasuries and futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 2)	2.72%	0.39%	2.59%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	4.48%	1.04%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,491,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 7,500,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	812
Total net advisory fee paid	$7.5M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.6%
U.S. Government & Agency Obligations	5.2%
Pharmaceuticals	5.0%
Electric	5.0%
Telecommunications	5.0%
Media	4.3%
Oil & Gas	3.5%
Software	3.3%
Pipelines	3.2%
Beverages	2.8%
Computers	2.6%
Commercial Services	2.5%
Healthcare-Products	2.5%
REITS	2.5%
Diversified Financial Services	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021986 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated HermesCorporate Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$81	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 81	[29]
Expense Ratio, Percent	0.80%	[29]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.60% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). The U.S. credit markets generated solid returns, with Bloomberg U.S. Credit Index returning 2.79% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 9.68%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | non-corporate (sovereign, supranational, government guaranteed, local authority); communication
Security selection in the following sectors  | insurance; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | high yield; investment grade; U.S. Treasuries
Security selection in the following sectors  | communication; consumer non-cyclical; energy
In aggregate  | duration positioning (using U.S. Treasuries and futures); yield curve positioning (using U.S. Treasuries and futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 3)	2.60%	0.28%	2.49%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	4.48%	1.04%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,491,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 7,500,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	812
Total net advisory fee paid	$7.5M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.6%
U.S. Government & Agency Obligations	5.2%
Pharmaceuticals	5.0%
Electric	5.0%
Telecommunications	5.0%
Media	4.3%
Oil & Gas	3.5%
Software	3.3%
Pipelines	3.2%
Beverages	2.8%
Computers	2.6%
Commercial Services	2.5%
Healthcare-Products	2.5%
REITS	2.5%
Diversified Financial Services	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021987 [Member]
Shareholder Report [Line Items]
Fund Name	SA FidelityInstitutional AM®Real Estate
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$89	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 89	[30]
Expense Ratio, Percent	0.83%	[30]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.19% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.62% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). REIT fundamentals remain sound supported by lower supply due to higher construction and interest costs. Occupancy remains at high levels, while net operating income (NOI) growth decelerated modestly from record levels but remains historically strong.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | gaming; shopping centers; diversified
Security selection in the following sectors  | diversified; health care; industrial
Position weightings  | Ventas, Inc.; CBRE Group, Inc., Class A; Alexandria Real Estate Equities, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | industrial; regional malls; specialty
Security selection in the following sectors  | self storage; infrastructure REITs; specialty
Position weightings  | Iron Mountain, Inc. (lack of exposure); Simon Property Group, Inc. (lack of exposure); Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)	14.19%	4.32%	4.96%
S&P 500® Index	26.38%	15.17%	13.76%
FTSE NAREIT Equity REITs Index	14.62%	4.24%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 256,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$256M
Total number of portfolio holdings	33
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Diversified REITS	16.6%
Warehouse/Industrial REITS	16.5%
Apartment REITS	13.5%
Health Care REITS	13.0%
Storage REITS	9.1%
Shopping Centers REITS	7.5%
Single Tenant REITS	7.1%
Regional Malls REITS	5.4%
Manufactured Homes REITS	3.9%
Office Property REITS	2.4%
Hotel REITS	2.3%
Real Estate	1.4%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021988 [Member]
Shareholder Report [Line Items]
Fund Name	SA FidelityInstitutional AM®Real Estate
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$104	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 104	[31]
Expense Ratio, Percent	0.97%	[31]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 14.06% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.62% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). REIT fundamentals remain sound supported by lower supply due to higher construction and interest costs. Occupancy remains at high levels, while net operating income (NOI) growth decelerated modestly from record levels but remains historically strong.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | gaming; shopping centers; diversified
Security selection in the following sectors  | diversified; health care; industrial
Position weightings  | Ventas, Inc.; CBRE Group, Inc., Class A; Alexandria Real Estate Equities, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | industrial; regional malls; specialty
Security selection in the following sectors  | self storage; infrastructure REITs; specialty
Position weightings  | Iron Mountain, Inc. (lack of exposure); Simon Property Group, Inc. (lack of exposure); Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)	14.06%	4.16%	4.80%
S&P 500® Index	26.38%	15.17%	13.76%
FTSE NAREIT Equity REITs Index	14.62%	4.24%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 256,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$256M
Total number of portfolio holdings	33
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Diversified REITS	16.6%
Warehouse/Industrial REITS	16.5%
Apartment REITS	13.5%
Health Care REITS	13.0%
Storage REITS	9.1%
Shopping Centers REITS	7.5%
Single Tenant REITS	7.1%
Regional Malls REITS	5.4%
Manufactured Homes REITS	3.9%
Office Property REITS	2.4%
Hotel REITS	2.3%
Real Estate	1.4%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021989 [Member]
Shareholder Report [Line Items]
Fund Name	SA FidelityInstitutional AM®Real Estate
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$116	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 116	[32]
Expense Ratio, Percent	1.08%	[32]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.00% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.62% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). REIT fundamentals remain sound supported by lower supply due to higher construction and interest costs. Occupancy remains at high levels, while net operating income (NOI) growth decelerated modestly from record levels but remains historically strong.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | gaming; shopping centers; diversified
Security selection in the following sectors  | diversified; health care; industrial
Position weightings  | Ventas, Inc.; CBRE Group, Inc., Class A; Alexandria Real Estate Equities, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | industrial; regional malls; specialty
Security selection in the following sectors  | self storage; infrastructure REITs; specialty
Position weightings  | Iron Mountain, Inc. (lack of exposure); Simon Property Group, Inc. (lack of exposure); Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)	14.00%	4.06%	4.70%
S&P 500® Index	26.38%	15.17%	13.76%
FTSE NAREIT Equity REITs Index	14.62%	4.24%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 256,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$256M
Total number of portfolio holdings	33
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Diversified REITS	16.6%
Warehouse/Industrial REITS	16.5%
Apartment REITS	13.5%
Health Care REITS	13.0%
Storage REITS	9.1%
Shopping Centers REITS	7.5%
Single Tenant REITS	7.1%
Regional Malls REITS	5.4%
Manufactured Homes REITS	3.9%
Office Property REITS	2.4%
Hotel REITS	2.3%
Real Estate	1.4%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021990 [Member]
Shareholder Report [Line Items]
Fund Name	SA FranklinSmall CompanyValue
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$101	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[33]
Expense Ratio, Percent	0.93%	[33]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.92% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 15.52% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; energy
Security selection in the following sectors  | information technology; financials; consumer discretionary
Position weightings  | Brinker International, Inc.; ACI Worldwide, Inc.; Primoris Services Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; materials; communication services
Position weightings  | Vestis Corp.; John Wood Group PLC; Veren, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 1)	17.92%	9.78%	9.01%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Value Index	15.52%	8.93%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 294,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	80
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.5%
Machinery-Diversified	7.3%
Insurance	7.1%
Electronics	6.6%
Lodging	3.7%
Aerospace/Defense	3.6%
Chemicals	3.6%
Metal Fabricate/Hardware	3.5%
Commercial Services	3.4%
Toys/Games/Hobbies	3.0%
Software	3.0%
Building Materials	2.9%
Short-Term Investments	2.9%
Diversified Financial Services	2.8%
REITS	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021991 [Member]
Shareholder Report [Line Items]
Fund Name	SA FranklinSmall CompanyValue
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$128	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 128	[34]
Expense Ratio, Percent	1.18%	[34]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.58% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 15.52% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; energy
Security selection in the following sectors  | information technology; financials; consumer discretionary
Position weightings  | Brinker International, Inc.; ACI Worldwide, Inc.; Primoris Services Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; materials; communication services
Position weightings  | Vestis Corp.; John Wood Group PLC; Veren, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 3)	17.58%	9.50%	8.74%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Value Index	15.52%	8.93%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 294,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	80
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.5%
Machinery-Diversified	7.3%
Insurance	7.1%
Electronics	6.6%
Lodging	3.7%
Aerospace/Defense	3.6%
Chemicals	3.6%
Metal Fabricate/Hardware	3.5%
Commercial Services	3.4%
Toys/Games/Hobbies	3.0%
Software	3.0%
Building Materials	2.9%
Short-Term Investments	2.9%
Diversified Financial Services	2.8%
REITS	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021992 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganMid-Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$88	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 88	[35]
Expense Ratio, Percent	0.79%	[35]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.65% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 30.60% for the Russell Midcap® Growth Index (the "Performance Index"). The Russell Midcap® Growth Index significantly outperformed other mid-cap indices in 2024. Returns within the mid-cap growth space were primarily driven by the largest benchmark names as concentration within the Performance Index has become historically high.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; basic materials; consumer discretionary
Security selection in the following sectors  | financials; telecommunications; health care
Position weightings  | Robinhood Markets, Inc., Class A; Natera, Inc.; Interactive Brokers Group, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care; telecommunications
Security selection in the following sectors  | technology; consumer discretionary; industrials
Position weightings  | Palantir Technologies, Inc., Class A; Axon Enterprise, Inc.; AppLovin Corp., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)	21.65%	11.92%	12.52%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell Midcap® Growth Index	30.60%	12.65%	12.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 711,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$711M
Total number of portfolio holdings	116
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	19.8%
Diversified Financial Services	9.1%
Retail	6.7%
Healthcare-Products	5.1%
Computers	4.8%
Commercial Services	4.8%
Semiconductors	4.7%
Biotechnology	3.7%
Miscellaneous Manufacturing	2.7%
Lodging	2.7%
Building Materials	2.6%
Internet	2.3%
Machinery-Construction & Mining	2.1%
Machinery-Diversified	2.1%
Pharmaceuticals	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021993 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganMid-Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$104	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 104	[36]
Expense Ratio, Percent	0.94%	[36]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.50% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 30.60% for the Russell Midcap® Growth Index (the "Performance Index"). The Russell Midcap® Growth Index significantly outperformed other mid-cap indices in 2024. Returns within the mid-cap growth space were primarily driven by the largest benchmark names as concentration within the Performance Index has become historically high.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; basic materials; consumer discretionary
Security selection in the following sectors  | financials; telecommunications; health care
Position weightings  | Robinhood Markets, Inc., Class A; Natera, Inc.; Interactive Brokers Group, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care; telecommunications
Security selection in the following sectors  | technology; consumer discretionary; industrials
Position weightings  | Palantir Technologies, Inc., Class A; Axon Enterprise, Inc.; AppLovin Corp., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)	21.50%	11.76%	12.35%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell Midcap® Growth Index	30.60%	12.65%	12.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 711,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$711M
Total number of portfolio holdings	116
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	19.8%
Diversified Financial Services	9.1%
Retail	6.7%
Healthcare-Products	5.1%
Computers	4.8%
Commercial Services	4.8%
Semiconductors	4.7%
Biotechnology	3.7%
Miscellaneous Manufacturing	2.7%
Lodging	2.7%
Building Materials	2.6%
Internet	2.3%
Machinery-Construction & Mining	2.1%
Machinery-Diversified	2.1%
Pharmaceuticals	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021994 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganMid-Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$115	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 115	[37]
Expense Ratio, Percent	1.04%	[37]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.42% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 30.60% for the Russell Midcap® Growth Index (the "Performance Index"). The Russell Midcap® Growth Index significantly outperformed other mid-cap indices in 2024. Returns within the mid-cap growth space were primarily driven by the largest benchmark names as concentration within the Performance Index has become historically high.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; basic materials; consumer discretionary
Security selection in the following sectors  | financials; telecommunications; health care
Position weightings  | Robinhood Markets, Inc., Class A; Natera, Inc.; Interactive Brokers Group, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | utilities; health care; telecommunications
Security selection in the following sectors  | technology; consumer discretionary; industrials
Position weightings  | Palantir Technologies, Inc., Class A; Axon Enterprise, Inc.; AppLovin Corp., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)	21.42%	11.65%	12.25%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell Midcap® Growth Index	30.60%	12.65%	12.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 711,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$711M
Total number of portfolio holdings	116
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	19.8%
Diversified Financial Services	9.1%
Retail	6.7%
Healthcare-Products	5.1%
Computers	4.8%
Commercial Services	4.8%
Semiconductors	4.7%
Biotechnology	3.7%
Miscellaneous Manufacturing	2.7%
Lodging	2.7%
Building Materials	2.6%
Internet	2.3%
Machinery-Construction & Mining	2.1%
Machinery-Diversified	2.1%
Pharmaceuticals	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco GrowthOpportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$89	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 89	[38]
Expense Ratio, Percent	0.80%	[38]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.27% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 22.73% for the Russell 2000® Growth Index (the "Performance Index"). During the period, U.S. small cap growth equities saw stronger absolute performance following the lowering of the U.S. Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; information technology; communication services
Security selection in the following sectors  | health care; consumer discretionary; utilities
Position weightings  | Natera, Inc.; Astera Labs, Inc.; Intra-Cellular Therapies, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; materials; utilities
Security selection in the following sectors  | information technology; industrials; consumer staples
Position weightings  | Super Micro Computer, Inc. (lack of exposure); MicroStrategy, Inc., Class A (lack of exposure); Sprouts Farmers Market, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 1)	21.27%	7.86%	8.82%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Growth Index	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 293,000,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$293M
Total number of portfolio holdings	117
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Healthcare-Products	10.1%
Retail	7.7%
Diversified Financial Services	7.4%
Biotechnology	5.1%
Engineering & Construction	3.7%
Electronics	3.7%
Semiconductors	3.4%
Healthcare-Services	3.2%
Internet	3.0%
Pharmaceuticals	3.0%
Commercial Services	2.8%
Computers	2.7%
Machinery-Diversified	2.7%
Building Materials	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco GrowthOpportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$105	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 105	[39]
Expense Ratio, Percent	0.95%	[39]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.26% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 22.73% for the Russell 2000® Growth Index (the "Performance Index"). During the period, U.S. small cap growth equities saw stronger absolute performance following the lowering of the U.S. Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; information technology; communication services
Security selection in the following sectors  | health care; consumer discretionary; utilities
Position weightings  | Natera, Inc.; Astera Labs, Inc.; Intra-Cellular Therapies, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; materials; utilities
Security selection in the following sectors  | information technology; industrials; consumer staples
Position weightings  | Super Micro Computer, Inc. (lack of exposure); MicroStrategy, Inc., Class A (lack of exposure); Sprouts Farmers Market, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 2)	21.26%	7.69%	8.66%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Growth Index	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 293,000,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$293M
Total number of portfolio holdings	117
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Healthcare-Products	10.1%
Retail	7.7%
Diversified Financial Services	7.4%
Biotechnology	5.1%
Engineering & Construction	3.7%
Electronics	3.7%
Semiconductors	3.4%
Healthcare-Services	3.2%
Internet	3.0%
Pharmaceuticals	3.0%
Commercial Services	2.8%
Computers	2.7%
Machinery-Diversified	2.7%
Building Materials	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco GrowthOpportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$116	1.05%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 116	[40]
Expense Ratio, Percent	1.05%	[40]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 20.96% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 22.73% for the Russell 2000® Growth Index (the "Performance Index"). During the period, U.S. small cap growth equities saw stronger absolute performance following the lowering of the U.S. Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; information technology; communication services
Security selection in the following sectors  | health care; consumer discretionary; utilities
Position weightings  | Natera, Inc.; Astera Labs, Inc.; Intra-Cellular Therapies, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; materials; utilities
Security selection in the following sectors  | information technology; industrials; consumer staples
Position weightings  | Super Micro Computer, Inc. (lack of exposure); MicroStrategy, Inc., Class A (lack of exposure); Sprouts Farmers Market, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 3)	20.96%	7.57%	8.55%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2000® Growth Index	22.73%	7.76%	8.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 293,000,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$293M
Total number of portfolio holdings	117
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Healthcare-Products	10.1%
Retail	7.7%
Diversified Financial Services	7.4%
Biotechnology	5.1%
Engineering & Construction	3.7%
Electronics	3.7%
Semiconductors	3.4%
Healthcare-Services	3.2%
Internet	3.0%
Pharmaceuticals	3.0%
Commercial Services	2.8%
Computers	2.7%
Machinery-Diversified	2.7%
Building Materials	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022001 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus FocusedGrowth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$90	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 90	[41]
Expense Ratio, Percent	0.79%	[41]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 27.42% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Growth-oriented U.S. equities, as measured by the Russell 1000® Growth Index, rose sharply over the trailing twelve-month period. The equity rally was led by stocks in the information technology sector as the Index’s best performing sector during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; consumer discretionary; information technology
Security selection in the following sectors  | industrials; health care
Position weightings  | Howmet Aerospace, Inc.; Marvell Technology, Inc.; Argenx SE
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; communication services
Security selection in the following sectors  | consumer discretionary; information technology
Position weightings  | Tesla, Inc. (lack of exposure); Broadcom, Inc.; ASML Holding NV

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 1)	27.42%	15.30%	14.18%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 446,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$446M
Total number of portfolio holdings	36
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.7%
Semiconductors	16.5%
Software	15.0%
Diversified Financial Services	6.5%
Computers	6.1%
Pharmaceuticals	4.5%
Healthcare-Services	2.9%
Biotechnology	2.9%
Aerospace/Defense	2.6%
Private Equity	1.9%
Beverages	1.8%
Entertainment	1.7%
Electrical Components & Equipment	1.5%
Insurance	1.5%
Healthcare-Products	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022002 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus FocusedGrowth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$107	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 107	[42]
Expense Ratio, Percent	0.94%	[42]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 27.17% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Growth-oriented U.S. equities, as measured by the Russell 1000® Growth Index, rose sharply over the trailing twelve-month period. The equity rally was led by stocks in the information technology sector as the Index’s best performing sector during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; consumer discretionary; information technology
Security selection in the following sectors  | industrials; health care
Position weightings  | Howmet Aerospace, Inc.; Marvell Technology, Inc.; Argenx SE
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; communication services
Security selection in the following sectors  | consumer discretionary; information technology
Position weightings  | Tesla, Inc. (lack of exposure); Broadcom, Inc.; ASML Holding NV

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 2)	27.17%	15.11%	14.00%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 446,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$446M
Total number of portfolio holdings	36
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.7%
Semiconductors	16.5%
Software	15.0%
Diversified Financial Services	6.5%
Computers	6.1%
Pharmaceuticals	4.5%
Healthcare-Services	2.9%
Biotechnology	2.9%
Aerospace/Defense	2.6%
Private Equity	1.9%
Beverages	1.8%
Entertainment	1.7%
Electrical Components & Equipment	1.5%
Insurance	1.5%
Healthcare-Products	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022003 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus FocusedGrowth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$118	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[43]
Expense Ratio, Percent	1.04%	[43]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 27.15% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 32.68% for the Russell 1000® Growth Index (the "Performance Index"). Growth-oriented U.S. equities, as measured by the Russell 1000® Growth Index, rose sharply over the trailing twelve-month period. The equity rally was led by stocks in the information technology sector as the Index’s best performing sector during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; consumer discretionary; information technology
Security selection in the following sectors  | industrials; health care
Position weightings  | Howmet Aerospace, Inc.; Marvell Technology, Inc.; Argenx SE
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; communication services
Security selection in the following sectors  | consumer discretionary; information technology
Position weightings  | Tesla, Inc. (lack of exposure); Broadcom, Inc.; ASML Holding NV

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 3)	27.15%	15.01%	13.89%
S&P 500® Index	26.38%	15.17%	13.76%
Russell 1000® Growth Index	32.68%	18.90%	17.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 446,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$446M
Total number of portfolio holdings	36
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.7%
Semiconductors	16.5%
Software	15.0%
Diversified Financial Services	6.5%
Computers	6.1%
Pharmaceuticals	4.5%
Healthcare-Services	2.9%
Biotechnology	2.9%
Aerospace/Defense	2.6%
Private Equity	1.9%
Beverages	1.8%
Entertainment	1.7%
Electrical Components & Equipment	1.5%
Insurance	1.5%
Healthcare-Products	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109738 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small &Mid Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$99	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[44]
Expense Ratio, Percent	0.91%	[44]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.81% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 18.07% for the Russell 2500® Value Index (the "Performance Index"). Small and mid cap stocks gained over the period but lagged large caps which were led by mega cap technology names. Within small and mid cap stocks, value stocks trailed growth with the Russell 2500® Growth returning 20.99% and the Russell 2500® Value returning 18.07%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; information technology; industrials
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | MasTec, Inc.; Tapestry, Inc.; Dycom Industries, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer discretionary; utilities; consumer staples
Security selection in the following sectors  | health care; consumer staples; utilities
Position weightings  | Adient PLC; AMN Healthcare Services, Inc.; Robinhood Markets, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 1)	16.81%	10.92%	8.51%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2500® Value Index	18.07%	9.98%	8.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 506,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$506M
Total number of portfolio holdings	87
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.0%
Retail	6.5%
REITS	6.3%
Commercial Services	5.4%
Diversified Financial Services	4.0%
Apparel	3.9%
Oil & Gas	3.8%
Machinery-Diversified	3.8%
Internet	3.7%
Computers	3.7%
Healthcare-Services	3.6%
Insurance	3.2%
Healthcare-Products	2.9%
Electric	2.8%
Transportation	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022007 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small &Mid Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$115	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 115	[45]
Expense Ratio, Percent	1.06%	[45]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 16.56% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 18.07% for the Russell 2500® Value Index (the "Performance Index"). Small and mid cap stocks gained over the period but lagged large caps which were led by mega cap technology names. Within small and mid cap stocks, value stocks trailed growth with the Russell 2500® Growth returning 20.99% and the Russell 2500® Value returning 18.07%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; information technology; industrials
Security selection in the following sectors  | industrials; information technology; materials
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer discretionary; utilities; consumer staples
Security selection in the following sectors  | health care; consumer staples; utilities
Position weightings  | Adient PLC; AMN Healthcare Services, Inc.; Robinhood Markets, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 2)	16.56%	10.76%	8.36%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2500® Value Index	18.07%	9.98%	8.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 506,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$506M
Total number of portfolio holdings	87
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.0%
Retail	6.5%
REITS	6.3%
Commercial Services	5.4%
Diversified Financial Services	4.0%
Apparel	3.9%
Oil & Gas	3.8%
Machinery-Diversified	3.8%
Internet	3.7%
Computers	3.7%
Healthcare-Services	3.6%
Insurance	3.2%
Healthcare-Products	2.9%
Electric	2.8%
Transportation	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022008 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small &Mid Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$126	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 126	[46]
Expense Ratio, Percent	1.16%	[46]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.51% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 18.07% for the Russell 2500® Value Index (the "Performance Index"). Small and mid cap stocks gained over the period but lagged large caps which were led by mega cap technology names. Within small and mid cap stocks, value stocks trailed growth with the Russell 2500® Growth returning 20.99% and the Russell 2500® Value returning 18.07%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; information technology; industrials
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | MasTec, Inc.; Tapestry, Inc.; Dycom Industries, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer discretionary; utilities; consumer staples
Security selection in the following sectors  | health care; consumer staples; utilities
Position weightings  | Adient PLC; AMN Healthcare Services, Inc.; Robinhood Markets, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 3)	16.51%	10.63%	8.24%
Russell 3000® Index	26.32%	14.60%	13.21%
Russell 2500® Value Index	18.07%	9.98%	8.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 506,000,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$506M
Total number of portfolio holdings	87
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.0%
Retail	6.5%
REITS	6.3%
Commercial Services	5.4%
Diversified Financial Services	4.0%
Apparel	3.9%
Oil & Gas	3.8%
Machinery-Diversified	3.8%
Internet	3.7%
Computers	3.7%
Healthcare-Services	3.6%
Insurance	3.2%
Healthcare-Products	2.9%
Electric	2.8%
Transportation	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024 (the “Effective Date”), the contractual advisory fee waiver was amended to increase the waiver amount from 0.05% to 0.07% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022009 [Member]
Shareholder Report [Line Items]
Fund Name	SA PutnamInternational Growthand Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 1)*	$102	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 102	[47]
Expense Ratio, Percent	0.96%	[47]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.03% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, international developed equities underperformed U.S. and emerging markets equities. Within international developed markets, value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; materials; real estate
Security selection in the following sectors  | consumer discretionary; materials; energy
Position weightings  | Asics Corp.; AIB Group PLC; Qantas Airways, Ltd.
Countries/Regions  | Australia; Ireland; The Netherlands
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; industrials; consumer staples
Security selection in the following sectors  | financials; communication services; information technology
Position weightings  | Nippon Telegraph & Telephone Corp.; STMicroelectronics NV; Glencore PLC
Countries/Regions   | Italy; United Kingdom; France

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Growth and Income Portfolio (Class 1)	12.03%	8.72%	6.18%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 290,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$290M
Total number of portfolio holdings	156
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	25.7%
Insurance	8.6%
Oil & Gas	7.0%
Telecommunications	4.9%
Pharmaceuticals	4.7%
Miscellaneous Manufacturing	4.1%
Building Materials	3.9%
Distribution/Wholesale	3.4%
Food	3.3%
Retail	3.1%
Short-Term Investments	3.0%
Beverages	2.6%
Aerospace/Defense	2.3%
Electronics	2.2%
Mining	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022010 [Member]
Shareholder Report [Line Items]
Fund Name	SA PutnamInternational Growthand Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 2)*	$118	1.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[48]
Expense Ratio, Percent	1.11%	[48]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.87% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, international developed equities underperformed U.S. and emerging markets equities. Within international developed markets, value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; materials; real estate
Security selection in the following sectors  | consumer discretionary; materials; energy
Position weightings  | Asics Corp.; AIB Group PLC; Qantas Airways, Ltd.
Countries/Regions  | Australia; Ireland; The Netherlands
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; industrials; consumer staples
Security selection in the following sectors  | financials; communication services; information technology
Position weightings  | Nippon Telegraph & Telephone Corp.; STMicroelectronics NV; Glencore PLC
Countries/Regions   | Italy; United Kingdom; France

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Growth and Income Portfolio (Class 2)	11.87%	8.57%	6.03%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 290,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$290M
Total number of portfolio holdings	156
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	25.7%
Insurance	8.6%
Oil & Gas	7.0%
Telecommunications	4.9%
Pharmaceuticals	4.7%
Miscellaneous Manufacturing	4.1%
Building Materials	3.9%
Distribution/Wholesale	3.4%
Food	3.3%
Retail	3.1%
Short-Term Investments	3.0%
Beverages	2.6%
Aerospace/Defense	2.3%
Electronics	2.2%
Mining	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022011 [Member]
Shareholder Report [Line Items]
Fund Name	SA PutnamInternational Growthand Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 3)*	$128	1.21%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 128	[49]
Expense Ratio, Percent	1.21%	[49]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.70% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, international developed equities underperformed U.S. and emerging markets equities. Within international developed markets, value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; materials; real estate
Security selection in the following sectors  | consumer discretionary; materials; energy
Position weightings  | Asics Corp.; AIB Group PLC; Qantas Airways, Ltd.
Countries/Regions  | Australia; Ireland; The Netherlands
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; industrials; consumer staples
Security selection in the following sectors  | financials; communication services; information technology
Position weightings  | Nippon Telegraph & Telephone Corp.; STMicroelectronics NV; Glencore PLC
Countries/Regions   | Italy; United Kingdom; France

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Growth and Income Portfolio (Class 3)	11.70%	8.44%	5.91%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 290,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$290M
Total number of portfolio holdings	156
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	25.7%
Insurance	8.6%
Oil & Gas	7.0%
Telecommunications	4.9%
Pharmaceuticals	4.7%
Miscellaneous Manufacturing	4.1%
Building Materials	3.9%
Distribution/Wholesale	3.4%
Food	3.3%
Retail	3.1%
Short-Term Investments	3.0%
Beverages	2.6%
Aerospace/Defense	2.3%
Electronics	2.2%
Mining	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2024 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.10% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022012 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan GlobalEquities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 1)*	$92	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 92	[50]
Expense Ratio, Percent	0.83%	[50]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 22.25% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Global equities rose over the trailing twelve-month period driven by sustained economic strength in the U.S. While global growth stocks dominated for the second year in a row, prospects for deregulation following the U.S. election boosted financials, helping global value stocks to rise over 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; financials; industrials
Security selection in the following sectors  | information technology; communication services; utilities
Position weightings  | Vistra Corp.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Countries/Regions  | North America; Japan; Pacific ex Japan
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; communication services; cash
Security selection in the following sectors  | materials; consumer discretionary; real estate
Position weightings  | Micron Technology, Inc.; JPMorgan Chase & Co. (lack of exposure); Broadcom, Inc.
Countries/Regions   | United Kingdom; Europe ex United Kingdom

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Global Equities Portfolio (Class 1)	22.25%	12.29%	9.48%
MSCI World Index (net)	21.40%	12.08%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 314,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	200
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.6%
Banks	9.6%
Semiconductors	8.5%
Software	7.7%
Computers	6.8%
Pharmaceuticals	5.5%
Insurance	4.5%
Diversified Financial Services	3.4%
Oil & Gas	2.7%
Retail	2.7%
Telecommunications	2.5%
Electric	2.5%
Food	2.3%
Building Materials	1.8%
Auto Manufacturers	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022013 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan GlobalEquities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 2)*	$109	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 109	[51]
Expense Ratio, Percent	0.98%	[51]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 22.02% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Global equities rose over the trailing twelve-month period driven by sustained economic strength in the U.S. While global growth stocks dominated for the second year in a row, prospects for deregulation following the U.S. election boosted financials, helping global value stocks to rise over 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; financials; industrials
Security selection in the following sectors  | information technology; communication services; utilities
Position weightings  | Vistra Corp.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Countries/Regions  | North America; Japan; Pacific ex Japan
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; communication services; cash
Security selection in the following sectors  | materials; consumer discretionary; real estate
Position weightings  | Micron Technology, Inc.; JPMorgan Chase & Co. (lack of exposure); Broadcom, Inc.
Countries/Regions   | United Kingdom; Europe ex United Kingdom

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Global Equities Portfolio (Class 2)	22.02%	12.11%	9.32%
MSCI World Index (net)	21.40%	12.08%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 314,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	200
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.6%
Banks	9.6%
Semiconductors	8.5%
Software	7.7%
Computers	6.8%
Pharmaceuticals	5.5%
Insurance	4.5%
Diversified Financial Services	3.4%
Oil & Gas	2.7%
Retail	2.7%
Telecommunications	2.5%
Electric	2.5%
Food	2.3%
Building Materials	1.8%
Auto Manufacturers	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022014 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan GlobalEquities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 3)*	$120	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 120	[52]
Expense Ratio, Percent	1.08%	[52]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.89% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Global equities rose over the trailing twelve-month period driven by sustained economic strength in the U.S. While global growth stocks dominated for the second year in a row, prospects for deregulation following the U.S. election boosted financials, helping global value stocks to rise over 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; financials; industrials
Security selection in the following sectors  | information technology; communication services; utilities
Position weightings  | Vistra Corp.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Countries/Regions  | North America; Japan; Pacific ex Japan
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; communication services; cash
Security selection in the following sectors  | materials; consumer discretionary; real estate
Position weightings  | Micron Technology, Inc.; JPMorgan Chase & Co. (lack of exposure); Broadcom, Inc.
Countries/Regions   | United Kingdom; Europe ex United Kingdom

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Global Equities Portfolio (Class 3)	21.89%	12.00%	9.21%
MSCI World Index (net)	21.40%	12.08%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 314,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	200
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.6%
Banks	9.6%
Semiconductors	8.5%
Software	7.7%
Computers	6.8%
Pharmaceuticals	5.5%
Insurance	4.5%
Diversified Financial Services	3.4%
Oil & Gas	2.7%
Retail	2.7%
Telecommunications	2.5%
Electric	2.5%
Food	2.3%
Building Materials	1.8%
Auto Manufacturers	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022015 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCOGlobal BondOpportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$100	0.99%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 100	[53]
Expense Ratio, Percent	0.99%	[53]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.47% for the year ended January 31, 2025, compared to 0.25% for the Bloomberg Global Aggregate Index (a broad-based securities market index), 4.00% for the Bloomberg Global Aggregate Index (USD-Hedged) (new performance index) (the "Performance Index"), and -1.55% for the J.P. Morgan Global Government Bond Index (un-hedged) (old performance index). Broadly, short term yields fell as many central banks cut interest rates during the year, although in the U.S., Japan, and Australia longer term yields rose and resulted in negative performance in these portions of the curve. The securitized markets and credit markets were positive for the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered | Allocations in the following sectors: commercial mortgage-backed securities; corporate credit. Security selection in the following sectors: corporate bonds. In aggregate: cross-market regional allocations. Countries/Regions: Canada
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: global duration (using interest rate swaps, futures, swaptions); investment grade credit (using CDX); securitized credit. Countries/Regions: Canada; Europe; Japan; United Kingdom; Australia
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered  | Security selection in the following sectors: commercial mortgage-backed securities. In aggregate: directional regional allocations. Countries/Regions: Switzerland; United States
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: currencies (Euro and Mexican peso). Countries/Regions: China; Thailand (using interest rate swaps)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 1)	1.47%	(3.04)%	(0.41)%
Bloomberg Global Aggregate Index	0.25%	(2.10)%	0.22%
Bloomberg Global Aggregate Index (USD-Hedged)	4.00%	0.19%	1.86%
J.P. Morgan Global Government Bond Index (un-hedged)	(1.55)%	(3.43)%	(0.53)%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 284,000,000
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	282.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	282%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.9%
Foreign Government Obligations	23.3%
Collateralized Mortgage Obligations	11.8%
Banks	10.0%
Other Asset Backed Securities	6.9%
Auto Loan Receivables	2.5%
Diversified Financial Services	1.9%
Multi-National	1.2%
Credit Card Receivables	1.1%
Investment Companies	1.0%
Short-Term Investments	0.7%
Pharmaceuticals	0.6%
Electric	0.5%
Healthcare-Products	0.4%
Semiconductors	0.4%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio. Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio.
Material Fund Change Expenses [Text Block]	On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022016 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCOGlobal BondOpportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$115	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 115	[54]
Expense Ratio, Percent	1.14%	[54]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 1.20% for the year ended January 31, 2025, compared to 0.25% for the Bloomberg Global Aggregate Index (a broad-based securities market index), 4.00% for the Bloomberg Global Aggregate Index (USD-Hedged) (new performance index) (the "Performance Index"), and -1.55% for the J.P. Morgan Global Government Bond Index (un-hedged) (old performance index). Broadly, short term yields fell as many central banks cut interest rates during the year, although in the U.S., Japan, and Australia longer term yields rose and resulted in negative performance in these portions of the curve. The securitized markets and credit markets were positive for the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered | Allocations in the following sectors: commercial mortgage-backed securities; corporate credit. Security selection in the following sectors: corporate bonds. In aggregate: cross-market regional allocations. Countries/Regions: Canada
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: global duration (using interest rate swaps, futures, swaptions); investment grade credit (using CDX); securitized credit. Countries/Regions: Canada; Europe; Japan; United Kingdom; Australia
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered  | Security selection in the following sectors: commercial mortgage-backed securities. In aggregate: directional regional allocations. Countries/Regions: Switzerland; United States
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: currencies (Euro and Mexican peso). Countries/Regions: China; Thailand (using interest rate swaps)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 2)	1.20%	(3.20)%	(0.57)%
Bloomberg Global Aggregate Index	0.25%	(2.10)%	0.22%
Bloomberg Global Aggregate Index (USD-Hedged)	4.00%	0.19%	1.86%
J.P. Morgan Global Government Bond Index (un-hedged)	(1.55)%	(3.43)%	(0.53)%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 284,000,000
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	282.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	282%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.9%
Foreign Government Obligations	23.3%
Collateralized Mortgage Obligations	11.8%
Banks	10.0%
Other Asset Backed Securities	6.9%
Auto Loan Receivables	2.5%
Diversified Financial Services	1.9%
Multi-National	1.2%
Credit Card Receivables	1.1%
Investment Companies	1.0%
Short-Term Investments	0.7%
Pharmaceuticals	0.6%
Electric	0.5%
Healthcare-Products	0.4%
Semiconductors	0.4%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio. Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio.
Material Fund Change Expenses [Text Block]	On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022017 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCOGlobal BondOpportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$125	1.24%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 125	[55]
Expense Ratio, Percent	1.24%	[55]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.15% for the year ended January 31, 2025, compared to 0.25% for the Bloomberg Global Aggregate Index (a broad-based securities market index), 4.00% for the Bloomberg Global Aggregate Index (USD-Hedged) (new performance index) (the "Performance Index"), and -1.55% for the J.P. Morgan Global Government Bond Index (un-hedged) (old performance index). Broadly, short term yields fell as many central banks cut interest rates during the year, although in the U.S., Japan, and Australia longer term yields rose and resulted in negative performance in these portions of the curve. The securitized markets and credit markets were positive for the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered | Allocations in the following sectors: commercial mortgage-backed securities; corporate credit. Security selection in the following sectors: corporate bonds. In aggregate: cross-market regional allocations. Countries/Regions: Canada
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: global duration (using interest rate swaps, futures, swaptions); investment grade credit (using CDX); securitized credit. Countries/Regions: Canada; Europe; Japan; United Kingdom; Australia
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management International – see Material Fund Changes for the time period covered  | Security selection in the following sectors: commercial mortgage-backed securities. In aggregate: directional regional allocations. Countries/Regions: Switzerland; United States
Pacific Investment Management Company, LLC - see Material Fund Changes for the time period covered  | Allocations in the following strategies: currencies (Euro and Mexican peso). Countries/Regions: China; Thailand (using interest rate swaps)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 3)	1.15%	(3.28)%	(0.66)%
Bloomberg Global Aggregate Index	0.25%	(2.10)%	0.22%
Bloomberg Global Aggregate Index (USD-Hedged)	4.00%	0.19%	1.86%
J.P. Morgan Global Government Bond Index (un-hedged)	(1.55)%	(3.43)%	(0.53)%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 284,000,000
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	282.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	282%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.9%
Foreign Government Obligations	23.3%
Collateralized Mortgage Obligations	11.8%
Banks	10.0%
Other Asset Backed Securities	6.9%
Auto Loan Receivables	2.5%
Diversified Financial Services	1.9%
Multi-National	1.2%
Credit Card Receivables	1.1%
Investment Companies	1.0%
Short-Term Investments	0.7%
Pharmaceuticals	0.6%
Electric	0.5%
Healthcare-Products	0.4%
Semiconductors	0.4%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio. Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 29, 2024 (the “Effective Date”), the Portfolio changed its name to the SA PIMCO Global Bond Opportunities Portfolio.
Material Fund Change Expenses [Text Block]	On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, U.S. government obligations risk, inverse floaters risk, and country focus risk were removed as a principal risk, and junk bonds risk, derivatives risk, hedging risk, leverage risk, short sales risk, when-issued and delayed delivery transactions risk, and preferred stock risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, Pacific Investment Management Company, LLC was appointed as subadviser replacing the existing subadviser, Goldman Sachs Asset Management International.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022018 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan StanleyInternational Equities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$90	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 90	[56]
Expense Ratio, Percent	0.86%	[56]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 9.52% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, financials was the standout performer, up 29%. Other strong performers for the period included communication services and industrials, which finished ahead of the Performance Index. The laggers for the period were energy, materials, health care, consumer staples, utilities and real estate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; materials; health care
Security selection in the following sectors  | information technology; materials; health care
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; SAP SE; St. James's Place PLC
Countries/Regions  | United Kingdom; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; energy
Security selection in the following sectors  | consumer staples; industrials; financials
Position weightings  | Davide Campari-Milano NV; Samsung Electronics Co., Ltd.; Pernod Ricard SA
Countries/Regions   | Italy; Korea; The Netherlands

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 1)	9.52%	5.17%	4.64%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 323,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$323M
Total number of portfolio holdings	57
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	8.8%
Software	8.2%
Pharmaceuticals	8.0%
Semiconductors	7.2%
Banks	6.0%
Insurance	5.4%
Cosmetics/Personal Care	5.4%
Diversified Financial Services	5.0%
Beverages	4.5%
Retail	3.5%
Entertainment	3.5%
Mining	3.3%
Internet	3.2%
Oil & Gas	3.0%
Computers	3.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022019 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan StanleyInternational Equities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$106	1.01%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 106	[57]
Expense Ratio, Percent	1.01%	[57]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 9.48% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, financials was the standout performer, up 29%. Other strong performers for the period included communication services and industrials, which finished ahead of the Performance Index. The laggers for the period were energy, materials, health care, consumer staples, utilities and real estate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; materials; health care
Security selection in the following sectors  | information technology; materials; health care
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; SAP SE; St. James's Place PLC
Countries/Regions  | United Kingdom; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; energy
Security selection in the following sectors  | consumer staples; industrials; financials
Position weightings  | Davide Campari-Milano NV; Samsung Electronics Co., Ltd.; Pernod Ricard SA
Countries/Regions   | Italy; Korea; The Netherlands

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 2)	9.48%	5.00%	4.48%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 323,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$323M
Total number of portfolio holdings	57
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	8.8%
Software	8.2%
Pharmaceuticals	8.0%
Semiconductors	7.2%
Banks	6.0%
Insurance	5.4%
Cosmetics/Personal Care	5.4%
Diversified Financial Services	5.0%
Beverages	4.5%
Retail	3.5%
Entertainment	3.5%
Mining	3.3%
Internet	3.2%
Oil & Gas	3.0%
Computers	3.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022020 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan StanleyInternational Equities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$116	1.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 116	[58]
Expense Ratio, Percent	1.11%	[58]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 9.31% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, financials was the standout performer, up 29%. Other strong performers for the period included communication services and industrials, which finished ahead of the Performance Index. The laggers for the period were energy, materials, health care, consumer staples, utilities and real estate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; materials; health care
Security selection in the following sectors  | information technology; materials; health care
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; SAP SE; St. James's Place PLC
Countries/Regions  | United Kingdom; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; energy
Security selection in the following sectors  | consumer staples; industrials; financials
Position weightings  | Davide Campari-Milano NV; Samsung Electronics Co., Ltd.; Pernod Ricard SA
Countries/Regions   | Italy; Korea; The Netherlands

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 3)	9.31%	4.89%	4.38%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 323,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$323M
Total number of portfolio holdings	57
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	8.8%
Software	8.2%
Pharmaceuticals	8.0%
Semiconductors	7.2%
Banks	6.0%
Insurance	5.4%
Cosmetics/Personal Care	5.4%
Diversified Financial Services	5.0%
Beverages	4.5%
Retail	3.5%
Entertainment	3.5%
Mining	3.3%
Internet	3.2%
Oil & Gas	3.0%
Computers	3.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022021 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganEmerging Markets
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$132	1.21%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 132	[59]
Expense Ratio, Percent	1.21%	[59]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.97% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging markets equities rose over the trailing 12-month period, driven by gains from Taiwan, China and Colombia.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; consumer staples; health care
Security selection in the following sectors  | financials; real estate; industrials
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd. ; Xiaomi Corp., Class B; JD.com, Inc., Class A
Allocations to the following countries/regions  | India; United Arab Emirates; China
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | energy; communication services; consumer discretionary
Security selection in the following sectors  | consumer discretionary; health care
Position weightings  | Samsung Electronics Co., Ltd. ; Hon Hai Precision Industry Co., Ltd. ; Grupo Financiero Banorte SAB de CV, Class O
Allocations to the following countries/regions   | South Korea; Taiwan; Brazil

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 1)	17.97%	3.25%	3.77%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.23%
MSCI Emerging Markets Index (net)	14.75%	3.04%	3.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 185,000,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$185M
Total number of portfolio holdings	153
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	22.0%
Semiconductors	18.2%
Internet	13.4%
Insurance	4.8%
Computers	4.3%
Oil & Gas	3.7%
Telecommunications	3.5%
Auto Manufacturers	2.3%
Software	2.3%
Transportation	2.2%
Auto Parts & Equipment	2.1%
Diversified Financial Services	2.0%
Retail	1.8%
Airlines	1.6%
Pharmaceuticals	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022022 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganEmerging Markets
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$148	1.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 148	[60]
Expense Ratio, Percent	1.36%	[60]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.72% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging markets equities rose over the trailing 12-month period, driven by gains from Taiwan, China and Colombia.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; consumer staples; health care
Security selection in the following sectors  | financials; real estate; industrials
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd. ; Xiaomi Corp., Class B; JD.com, Inc., Class A
Allocations to the following countries/regions  | India; United Arab Emirates; China
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | energy; communication services; consumer discretionary
Security selection in the following sectors  | consumer discretionary; health care
Position weightings  | Samsung Electronics Co., Ltd. ; Hon Hai Precision Industry Co., Ltd. ; Grupo Financiero Banorte SAB de CV, Class O
Allocations to the following countries/regions   | South Korea; Taiwan; Brazil

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 2)	17.72%	3.09%	3.61%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.23%
MSCI Emerging Markets Index (net)	14.75%	3.04%	3.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 185,000,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$185M
Total number of portfolio holdings	153
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	22.0%
Semiconductors	18.2%
Internet	13.4%
Insurance	4.8%
Computers	4.3%
Oil & Gas	3.7%
Telecommunications	3.5%
Auto Manufacturers	2.3%
Software	2.3%
Transportation	2.2%
Auto Parts & Equipment	2.1%
Diversified Financial Services	2.0%
Retail	1.8%
Airlines	1.6%
Pharmaceuticals	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022023 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganEmerging Markets
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$159	1.46%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 159	[61]
Expense Ratio, Percent	1.46%	[61]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.66% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging markets equities rose over the trailing 12-month period, driven by gains from Taiwan, China and Colombia.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; consumer staples; health care
Security selection in the following sectors  | financials; real estate; industrials
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd. ; Xiaomi Corp., Class B; JD.com, Inc., Class A
Allocations to the following countries/regions  | India; United Arab Emirates; China
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | energy; communication services; consumer discretionary
Security selection in the following sectors  | consumer discretionary; health care
Position weightings  | Samsung Electronics Co., Ltd. ; Hon Hai Precision Industry Co., Ltd. ; Grupo Financiero Banorte SAB de CV, Class O
Allocations to the following countries/regions   | South Korea; Taiwan; Brazil

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 3)	17.66%	2.98%	3.51%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.23%
MSCI Emerging Markets Index (net)	14.75%	3.04%	3.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 185,000,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$185M
Total number of portfolio holdings	153
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	22.0%
Semiconductors	18.2%
Internet	13.4%
Insurance	4.8%
Computers	4.3%
Oil & Gas	3.7%
Telecommunications	3.5%
Auto Manufacturers	2.3%
Software	2.3%
Transportation	2.2%
Auto Parts & Equipment	2.1%
Diversified Financial Services	2.0%
Retail	1.8%
Airlines	1.6%
Pharmaceuticals	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109739 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAEInternational Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$86	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 86	[62]
Expense Ratio, Percent	0.83%	[62]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.12% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by cyclical sectors of the market like financials and communication services. In international equity markets, the value style significantly outperformed growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; real estate; health care
Security selection in the following sectors  | consumer staples; energy; information technology
Position weightings  | Koninklijke Ahold Delhaize NV; BHP Group, Ltd. (lack of exposure); Heidelberg Materials AG
Countries/Regions  | France; Australia; Finland
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer discretionary; materials
Security selection in the following sectors  | financials; communication services; industrials
Position weightings  | Magna International, Inc.; GSK PLC; HSBC Holdings PLC (lack of exposure)
Countries/Regions   | United Kingdom; Canada; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 1)	7.12%	4.51%	2.91%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 423,000,000
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$423M
Total number of portfolio holdings	264
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Insurance	11.5%
Pharmaceuticals	10.0%
Auto Manufacturers	8.9%
Telecommunications	8.9%
Food	6.1%
Mining	5.6%
Chemicals	4.6%
Transportation	4.5%
Building Materials	3.5%
Electric	3.1%
Auto Parts & Equipment	3.0%
Oil & Gas	3.0%
Retail	2.9%
Iron/Steel	2.9%
Office/Business Equipment	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022024 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAEInternational Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$101	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[63]
Expense Ratio, Percent	0.98%	[63]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.94% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by cyclical sectors of the market like financials and communication services. In international equity markets, the value style significantly outperformed growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; real estate; health care
Security selection in the following sectors  | consumer staples; energy; information technology
Position weightings  | Koninklijke Ahold Delhaize NV; BHP Group, Ltd. (lack of exposure); Heidelberg Materials AG
Countries/Regions  | France; Australia; Finland
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer discretionary; materials
Security selection in the following sectors  | financials; communication services; industrials
Position weightings  | Magna International, Inc.; GSK PLC; HSBC Holdings PLC (lack of exposure)
Countries/Regions   | United Kingdom; Canada; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 2)	6.94%	4.35%	2.75%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 423,000,000
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$423M
Total number of portfolio holdings	264
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Insurance	11.5%
Pharmaceuticals	10.0%
Auto Manufacturers	8.9%
Telecommunications	8.9%
Food	6.1%
Mining	5.6%
Chemicals	4.6%
Transportation	4.5%
Building Materials	3.5%
Electric	3.1%
Auto Parts & Equipment	3.0%
Oil & Gas	3.0%
Retail	2.9%
Iron/Steel	2.9%
Office/Business Equipment	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022025 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAEInternational Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$112	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 112	[64]
Expense Ratio, Percent	1.08%	[64]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.85% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.15% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by cyclical sectors of the market like financials and communication services. In international equity markets, the value style significantly outperformed growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; real estate; health care
Security selection in the following sectors  | consumer staples; energy; information technology
Position weightings  | Koninklijke Ahold Delhaize NV; BHP Group, Ltd. (lack of exposure); Heidelberg Materials AG
Countries/Regions  | France; Australia; Finland
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer discretionary; materials
Security selection in the following sectors  | financials; communication services; industrials
Position weightings  | Magna International, Inc.; GSK PLC; HSBC Holdings PLC (lack of exposure)
Countries/Regions   | United Kingdom; Canada; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 3)	6.85%	4.25%	2.65%
MSCI EAFE Index (net)	8.65%	6.25%	5.69%
MSCI EAFE Value Index (net)	11.15%	6.92%	4.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 423,000,000
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$423M
Total number of portfolio holdings	264
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Insurance	11.5%
Pharmaceuticals	10.0%
Auto Manufacturers	8.9%
Telecommunications	8.9%
Food	6.1%
Mining	5.6%
Chemicals	4.6%
Transportation	4.5%
Building Materials	3.5%
Electric	3.1%
Auto Parts & Equipment	3.0%
Oil & Gas	3.0%
Retail	2.9%
Iron/Steel	2.9%
Office/Business Equipment	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022026 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridgeHigh-Yield Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$75	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 75	[65]
Expense Ratio, Percent	0.72%	[65]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.46% for the year ended January 31, 2025, compared to 2.90% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 9.67% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 91 basis points (bps) tighter over the period at 268 bps, just 9 bps wide of the post-crisis tight of 259 bps reached on January 22, 2025. Treasury rates traded higher during the last twelve months, but were volatile with the 10-year Treasury rate trading as high as 4.79% and as low as 3.62%. Overall, for the trailing twelve-month period, 5- and 10-year Treasury yields traded 49 bps and 63 bps higher, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | capital goods; consumer cyclicals; financial
Security selection in the following sectors  | energy; basic industrials; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; energy; consumer non-cyclicals
Security selection in the following sectors  | communications; consumer non-cyclicals; consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 1)	8.46%	5.55%	5.97%
Bloomberg U.S. Universal Bond Index	2.90%	(0.18)%	1.60%
ICE BofA US High Yield Index	9.67%	4.33%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 260,000,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Commercial Services	7.6%
Diversified Financial Services	7.5%
Retail	5.9%
Telecommunications	5.9%
Oil & Gas	5.7%
Media	5.5%
Pipelines	5.3%
Electric	4.2%
Leisure Time	3.3%
REITS	3.3%
Short-Term Investments	2.8%
Pharmaceuticals	2.8%
Lodging	2.8%
Packaging & Containers	2.7%
Iron/Steel	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022027 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridgeHigh-Yield Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$91	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 91	[66]
Expense Ratio, Percent	0.87%	[66]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.27% for the year ended January 31, 2025, compared to 2.90% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 9.67% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 91 basis points (bps) tighter over the period at 268 bps, just 9 bps wide of the post-crisis tight of 259 bps reached on January 22, 2025. Treasury rates traded higher during the last twelve months, but were volatile with the 10-year Treasury rate trading as high as 4.79% and as low as 3.62%. Overall, for the trailing twelve-month period, 5- and 10-year Treasury yields traded 49 bps and 63 bps higher, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | capital goods; consumer cyclicals; financial
Security selection in the following sectors  | energy; basic industrials; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; energy; consumer non-cyclicals
Security selection in the following sectors  | communications; consumer non-cyclicals; consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 2)	8.27%	5.37%	5.81%
Bloomberg U.S. Universal Bond Index	2.90%	(0.18)%	1.60%
ICE BofA US High Yield Index	9.67%	4.33%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 260,000,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Commercial Services	7.6%
Diversified Financial Services	7.5%
Retail	5.9%
Telecommunications	5.9%
Oil & Gas	5.7%
Media	5.5%
Pipelines	5.3%
Electric	4.2%
Leisure Time	3.3%
REITS	3.3%
Short-Term Investments	2.8%
Pharmaceuticals	2.8%
Lodging	2.8%
Packaging & Containers	2.7%
Iron/Steel	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022028 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridgeHigh-Yield Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$101	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[67]
Expense Ratio, Percent	0.97%	[67]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.05% for the year ended January 31, 2025, compared to 2.90% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 9.67% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 91 basis points (bps) tighter over the period at 268 bps, just 9 bps wide of the post-crisis tight of 259 bps reached on January 22, 2025. Treasury rates traded higher during the last twelve months, but were volatile with the 10-year Treasury rate trading as high as 4.79% and as low as 3.62%. Overall, for the trailing twelve-month period, 5- and 10-year Treasury yields traded 49 bps and 63 bps higher, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | capital goods; consumer cyclicals; financial
Security selection in the following sectors  | energy; basic industrials; capital goods
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; energy; consumer non-cyclicals
Security selection in the following sectors  | communications; consumer non-cyclicals; consumer cyclicals

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 3)	8.05%	5.27%	5.70%
Bloomberg U.S. Universal Bond Index	2.90%	(0.18)%	1.60%
ICE BofA US High Yield Index	9.67%	4.33%	5.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 260,000,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Commercial Services	7.6%
Diversified Financial Services	7.5%
Retail	5.9%
Telecommunications	5.9%
Oil & Gas	5.7%
Media	5.5%
Pipelines	5.3%
Electric	4.2%
Leisure Time	3.3%
REITS	3.3%
Short-Term Investments	2.8%
Pharmaceuticals	2.8%
Lodging	2.8%
Packaging & Containers	2.7%
Iron/Steel	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022029 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFSCore Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$55	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[68]
Expense Ratio, Percent	0.54%	[68]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.79% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the 2-year U.S. Treasury yield decreased by 1 basis point to 4.20%, the 5-year U.S Treasury yield increased by 49 basis points ending at 4.33%, the 10-year U.S. Treasury yield increased 63 basis points to 4.54%, and the 30-year U.S. Treasury yield increased by 62 basis points to 4.79%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries; non-agency mortgages; commercial mortgage-backed securities. Security selection in the following sectors: corporates; asset-backed securities; U.S. Treasuries. In aggregate: yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized loan obligation; U.S. Treasuries; taxable municipal bonds; commercial mortgage-backed securities; corporates. Security selection in the following sectors: corporates. In aggregate: down-in-quality positioning
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: corporates. Security selection in the following sectors: agency mortgage-backed securities. In aggregate: duration positioning
Massachusetts Financial Services Company  | Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 1)	2.79%	0.02%	1.60%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,748,000,000
Holdings Count | Holding	1,729
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,748M
Total number of portfolio holdings	1,729
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.6%
Collateralized Mortgage Obligations	12.1%
Banks	8.5%
Other Asset Backed Securities	6.0%
Short-Term Investments	3.0%
Auto Loan Receivables	2.5%
Electric	2.4%
Diversified Financial Services	2.3%
REITS	1.7%
Pipelines	1.7%
Healthcare-Services	1.1%
Oil & Gas	1.1%
Aerospace/Defense	1.0%
Telecommunications	0.9%
Insurance	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022030 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFSCore Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$70	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 70	[69]
Expense Ratio, Percent	0.69%	[69]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.64% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the 2-year U.S. Treasury yield decreased by 1 basis point to 4.20%, the 5-year U.S Treasury yield increased by 49 basis points ending at 4.33%, the 10-year U.S. Treasury yield increased 63 basis points to 4.54%, and the 30-year U.S. Treasury yield increased by 62 basis points to 4.79%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries; non-agency mortgages; commercial mortgage-backed securities. Security selection in the following sectors: corporates; asset-backed securities; U.S. Treasuries. In aggregate: yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized loan obligation; U.S. Treasuries; taxable municipal bonds; commercial mortgage-backed securities; corporates. Security selection in the following sectors: corporates. In aggregate: down-in-quality positioning
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: corporates. Security selection in the following sectors: agency mortgage-backed securities. In aggregate: duration positioning
Massachusetts Financial Services Company  | Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 2)	2.64%	(0.13)%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,748,000,000
Holdings Count | Holding	1,729
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,748M
Total number of portfolio holdings	1,729
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.6%
Collateralized Mortgage Obligations	12.1%
Banks	8.5%
Other Asset Backed Securities	6.0%
Short-Term Investments	3.0%
Auto Loan Receivables	2.5%
Electric	2.4%
Diversified Financial Services	2.3%
REITS	1.7%
Pipelines	1.7%
Healthcare-Services	1.1%
Oil & Gas	1.1%
Aerospace/Defense	1.0%
Telecommunications	0.9%
Insurance	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022031 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFSCore Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$80	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 80	[70]
Expense Ratio, Percent	0.79%	[70]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.57% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the 2-year U.S. Treasury yield decreased by 1 basis point to 4.20%, the 5-year U.S Treasury yield increased by 49 basis points ending at 4.33%, the 10-year U.S. Treasury yield increased 63 basis points to 4.54%, and the 30-year U.S. Treasury yield increased by 62 basis points to 4.79%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries; non-agency mortgages; commercial mortgage-backed securities. Security selection in the following sectors: corporates; asset-backed securities; U.S. Treasuries. In aggregate: yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized loan obligation; U.S. Treasuries; taxable municipal bonds; commercial mortgage-backed securities; corporates. Security selection in the following sectors: corporates. In aggregate: down-in-quality positioning
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: corporates. Security selection in the following sectors: agency mortgage-backed securities. In aggregate: duration positioning
Massachusetts Financial Services Company  | Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 3)	2.57%	(0.22)%	1.35%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,748,000,000
Holdings Count | Holding	1,729
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,748M
Total number of portfolio holdings	1,729
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.6%
Collateralized Mortgage Obligations	12.1%
Banks	8.5%
Other Asset Backed Securities	6.0%
Short-Term Investments	3.0%
Auto Loan Receivables	2.5%
Electric	2.4%
Diversified Financial Services	2.3%
REITS	1.7%
Pipelines	1.7%
Healthcare-Services	1.1%
Oil & Gas	1.1%
Aerospace/Defense	1.0%
Telecommunications	0.9%
Insurance	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022032 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganDiversified Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$73	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 73	[71]
Expense Ratio, Percent	0.69%	[71]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.03% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Longer duration investment grade credit underperformed against the backdrop of rising government bond yields, with 10-year Treasury yields climbing around 20 basis points in the first two weeks of January as Trump’s return to office fueled investors’ expectations for fiscal largesse and inflation stickiness.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: U.S. value equities
For the fixed income segment of the fund  | Allocations to the following: U.S. core plus bond
Asset Allocation  | tactical (using futures)
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: global equities
Asset Allocation  | strategic

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 1)	12.03%	6.88%	6.62%
MSCI World Index (net)	21.40%	12.08%	10.53%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	13.31%	7.13%	6.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 439,000,000
Holdings Count | Holding	1,680
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$439M
Total number of portfolio holdings	1,680
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	65%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.3%
U.S. Government & Agency Obligations	8.5%
Semiconductors	6.4%
Internet	6.3%
Software	4.6%
Diversified Financial Services	3.7%
Pharmaceuticals	3.4%
Retail	3.2%
Other Asset Backed Securities	3.0%
Electric	2.9%
Collateralized Mortgage Obligations	2.8%
Computers	2.5%
Insurance	2.4%
Oil & Gas	2.4%
Auto Loan Receivables	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022033 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganDiversified Balanced
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$89	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 89	[72]
Expense Ratio, Percent	0.84%	[72]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.86% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Longer duration investment grade credit underperformed against the backdrop of rising government bond yields, with 10-year Treasury yields climbing around 20 basis points in the first two weeks of January as Trump’s return to office fueled investors’ expectations for fiscal largesse and inflation stickiness.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: U.S. value equities
For the fixed income segment of the fund  | Allocations to the following: U.S. core plus bond
Asset Allocation  | tactical (using futures)
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: global equities
Asset Allocation  | strategic

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 2)	11.86%	6.72%	6.46%
MSCI World Index (net)	21.40%	12.08%	10.53%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	13.31%	7.13%	6.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 439,000,000
Holdings Count | Holding	1,680
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$439M
Total number of portfolio holdings	1,680
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	65%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.3%
U.S. Government & Agency Obligations	8.5%
Semiconductors	6.4%
Internet	6.3%
Software	4.6%
Diversified Financial Services	3.7%
Pharmaceuticals	3.4%
Retail	3.2%
Other Asset Backed Securities	3.0%
Electric	2.9%
Collateralized Mortgage Obligations	2.8%
Computers	2.5%
Insurance	2.4%
Oil & Gas	2.4%
Auto Loan Receivables	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022034 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorganDiversified Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$100	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 100	[73]
Expense Ratio, Percent	0.94%	[73]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.73% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. Longer duration investment grade credit underperformed against the backdrop of rising government bond yields, with 10-year Treasury yields climbing around 20 basis points in the first two weeks of January as Trump’s return to office fueled investors’ expectations for fiscal largesse and inflation stickiness.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: U.S. value equities
For the fixed income segment of the fund  | Allocations to the following: U.S. core plus bond
Asset Allocation  | tactical (using futures)
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: global equities
Asset Allocation  | strategic

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 3)	11.73%	6.62%	6.36%
MSCI World Index (net)	21.40%	12.08%	10.53%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	13.31%	7.13%	6.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 439,000,000
Holdings Count | Holding	1,680
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$439M
Total number of portfolio holdings	1,680
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	65%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.3%
U.S. Government & Agency Obligations	8.5%
Semiconductors	6.4%
Internet	6.3%
Software	4.6%
Diversified Financial Services	3.7%
Pharmaceuticals	3.4%
Retail	3.2%
Other Asset Backed Securities	3.0%
Electric	2.9%
Collateralized Mortgage Obligations	2.8%
Computers	2.5%
Insurance	2.4%
Oil & Gas	2.4%
Auto Loan Receivables	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022035 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS TotalReturn
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$75	0.71%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 75	[74]
Expense Ratio, Percent	0.71%	[74]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 10.83% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities. It was a broadly positive period for U.S. fixed income assets. The U.S. Federal Reserve cut rates in mid-September (50-basis point), following up with consecutive 25 basis point cuts in November and December. Rate volatility as measured by the ICE BofA MOVE index remained somewhat elevated throughout the year, but declined after the U.S. election results.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: financials; real estate (lack of exposure). Security selection: financials. Position weightings: Goldman Sachs Group, Inc.; Johnson Controls International PLC; Microsoft Corp.
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporates; cash collateral; collateralized loan obligations. Security selection in the following sectors: financials
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: communication services; consumer discretionary; information technology. Security selection: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp. (lack of exposure); Tesla, Inc. (lack of exposure); Meta Platforms, Inc., Class A (lack of exposure); Comcast Corp., Class A
For the fixed income segment of the fund  | Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 1)	10.83%	6.57%	6.74%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 491,000,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	828
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	19.2%
Banks	10.7%
Pharmaceuticals	6.4%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Oil & Gas	4.6%
Electric	4.2%
Diversified Financial Services	4.2%
Software	3.2%
Building Materials	3.0%
Healthcare-Services	2.6%
Chemicals	2.2%
Agriculture	2.0%
Healthcare-Products	1.9%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022036 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS TotalReturn
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$91	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 91	[75]
Expense Ratio, Percent	0.86%	[75]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 10.69% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities. It was a broadly positive period for U.S. fixed income assets. The U.S. Federal Reserve cut rates in mid-September (50-basis point), following up with consecutive 25 basis point cuts in November and December. Rate volatility as measured by the ICE BofA MOVE index remained somewhat elevated throughout the year, but declined after the U.S. election results.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: financials; real estate (lack of exposure). Security selection: financials. Position weightings: Goldman Sachs Group, Inc.; Johnson Controls International PLC; Microsoft Corp.
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporates; cash collateral; collateralized loan obligations. Security selection in the following sectors: financials
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: communication services; consumer discretionary; information technology. Security selection: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp. (lack of exposure); Tesla, Inc. (lack of exposure); Meta Platforms, Inc., Class A (lack of exposure); Comcast Corp., Class A
For the fixed income segment of the fund  | Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 2)	10.69%	6.42%	6.58%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 491,000,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	828
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	19.2%
Banks	10.7%
Pharmaceuticals	6.4%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Oil & Gas	4.6%
Electric	4.2%
Diversified Financial Services	4.2%
Software	3.2%
Building Materials	3.0%
Healthcare-Services	2.6%
Chemicals	2.2%
Agriculture	2.0%
Healthcare-Products	1.9%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022037 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS TotalReturn
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$101	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[76]
Expense Ratio, Percent	0.96%	[76]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.48% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The period was driven by recession fears which did not come to fruition and the Federal Reserve slowed rate cuts. This in turn resulted in stronger returns for growth equities versus value equities. It was a broadly positive period for U.S. fixed income assets. The U.S. Federal Reserve cut rates in mid-September (50-basis point), following up with consecutive 25 basis point cuts in November and December. Rate volatility as measured by the ICE BofA MOVE index remained somewhat elevated throughout the year, but declined after the U.S. election results.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: financials; real estate (lack of exposure). Security selection: financials. Position weightings: Goldman Sachs Group, Inc.; Johnson Controls International PLC; Microsoft Corp.
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporates; cash collateral; collateralized loan obligations. Security selection in the following sectors: financials
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: communication services; consumer discretionary; information technology. Security selection: information technology; consumer discretionary; communication services. Position weightings: NVIDIA Corp. (lack of exposure); Tesla, Inc. (lack of exposure); Meta Platforms, Inc., Class A (lack of exposure); Comcast Corp., Class A
For the fixed income segment of the fund  | Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 3)	10.48%	6.31%	6.47%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 491,000,000
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	828
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	19.2%
Banks	10.7%
Pharmaceuticals	6.4%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Oil & Gas	4.6%
Electric	4.2%
Diversified Financial Services	4.2%
Software	3.2%
Building Materials	3.0%
Healthcare-Services	2.6%
Chemicals	2.2%
Agriculture	2.0%
Healthcare-Products	1.9%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169131 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCPDynamicAllocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$27	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 27	[77]
Expense Ratio, Percent	0.25%	[77]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 15.77% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; high-yield bonds; ultra-short bonds; corporate bonds. Allocations to the following funds: SA Wellington Capital Appreciation Portfolio; SA Franklin BW U.S. Large Cap Value Portfolio; SA Multi-Managed Large Cap Growth Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities; real estate equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Allocation Portfolio (Class 1)	15.77%	6.37%	7.72%
S&P 500® Index	26.38%	15.17%	15.06%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	9.48%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 8,127,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,127M
Total number of portfolio holdings	68
Total net advisory fee paid	$17.2M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109363 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCPDynamicAllocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$54	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 54	[78]
Expense Ratio, Percent	0.50%	[78]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 15.47% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; high-yield bonds; ultra-short bonds; corporate bonds. Allocations to the following funds: SA Wellington Capital Appreciation Portfolio; SA Franklin BW U.S. Large Cap Value Portfolio; SA Multi-Managed Large Cap Growth Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities; real estate equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Allocation Portfolio (Class 3)	15.47%	6.10%	6.15%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 8,127,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 17,200,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,127M
Total number of portfolio holdings	68
Total net advisory fee paid	$17.2M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169132 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCPDynamicStrategy
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$28	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 28	[79]
Expense Ratio, Percent	0.26%	[79]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 15.14% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; corporate bonds; high-yield bonds; ultra-short bonds. Allocations to the following funds: SA Franklin BW U.S. Large Cap Value Portfolio; SA MFS Blue Chip Growth Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Strategy Portfolio (Class 1)	15.14%	6.31%	7.39%
S&P 500® Index	26.38%	15.17%	15.06%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	9.48%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 5,190,000,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 11,500,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,190M
Total number of portfolio holdings	67
Total net advisory fee paid	$11.5M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000115991 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCPDynamicStrategy
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$55	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[80]
Expense Ratio, Percent	0.51%	[80]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 14.93% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.17% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: large cap growth equities; corporate bonds; high-yield bonds; ultra-short bonds. Allocations to the following funds: SA Franklin BW U.S. Large Cap Value Portfolio; SA MFS Blue Chip Growth Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: large cap value equities; international equities; small cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA MFS Massachusetts Investors Trust Portfolio; SA JPMorgan Mid-Cap Growth Portfolio. Asset allocation: tactical
AllianceBernstein, L.P.  | Allocation in the following strategies: equity put options used to manage downside risk; U.S. Treasuries used to manage Portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Strategy Portfolio (Class 3)	14.93%	6.05%	5.89%
S&P 500® Index	26.38%	15.17%	13.76%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.17%	8.91%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 5,190,000,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 11,500,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,190M
Total number of portfolio holdings	67
Total net advisory fee paid	$11.5M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169135 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO VCPTacticalBalanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 1)*	$137	1.30%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 137	[81]
Expense Ratio, Percent	1.30%	[81]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.14% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index. Over the period, U.S. large cap equities outperformed international and small cap equities. Despite the Federal Reserve cutting rates during the last 12 months, yields across the longer end of the curve have risen, resulting in negative Treasury performance within these tenors.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the fixed income segment of the fund | Allocations in the following strategies: U.S. duration (using futures, interest rate swaps, swaptions); securitized credit; U.S. Treasury Inflation Protected Securities; currencies (Turkish lira)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk; collateral used for Portfolio volatility management
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Allocations in the following strategies: Brazilian duration (using interest rate swaps)
Allocation in the following strategies  | equity futures used to adjust exposures and manage risk; equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA PIMCO VCP Tactical Balanced Portfolio (Class 1)	11.14%	3.94%	5.60%
S&P 500® Index	26.38%	15.17%	15.06%
40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index	13.31%	7.36%	8.01%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 899,000,000
Holdings Count | Holding	627
Advisory Fees Paid, Amount	$ 8,000,000.0
Investment Company Portfolio Turnover	239.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$899M
Total number of portfolio holdings	627
Total net advisory fee paid	$8.0M
Portfolio turnover rate during the reporting period	239%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Repurchase Agreements	88.5%
U.S. Government & Agency Obligations	42.9%
Short-Term Investments	4.5%
Collateralized Mortgage Obligations	4.4%
Foreign Government Obligations	3.2%
Banks	2.6%
Other Asset Backed Securities	2.5%
Electric	1.9%
Auto Loan Receivables	1.0%
Diversified Financial Services	0.7%
REITS	0.5%
Airlines	0.4%
Insurance	0.4%
Purchased Options	0.3%
Auto Manufacturers	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000125868 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO VCPTacticalBalanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 3)*	$163	1.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 163	[82]
Expense Ratio, Percent	1.55%	[82]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.87% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.31% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index. Over the period, U.S. large cap equities outperformed international and small cap equities. Despite the Federal Reserve cutting rates during the last 12 months, yields across the longer end of the curve have risen, resulting in negative Treasury performance within these tenors.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the fixed income segment of the fund | Allocations in the following strategies: U.S. duration (using futures, interest rate swaps, swaptions); securitized credit; U.S. Treasury Inflation Protected Securities; currencies (Turkish lira)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk; collateral used for Portfolio volatility management
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Allocations in the following strategies: Brazilian duration (using interest rate swaps)
Allocation in the following strategies  | equity futures used to adjust exposures and manage risk; equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO VCP Tactical Balanced Portfolio (Class 3)	10.87%	3.69%	4.89%
S&P 500® Index	26.38%	15.17%	13.76%
40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index	13.31%	7.36%	7.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 899,000,000
Holdings Count | Holding	627
Advisory Fees Paid, Amount	$ 8,000,000.0
Investment Company Portfolio Turnover	239.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$899M
Total number of portfolio holdings	627
Total net advisory fee paid	$8.0M
Portfolio turnover rate during the reporting period	239%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Repurchase Agreements	88.5%
U.S. Government & Agency Obligations	42.9%
Short-Term Investments	4.5%
Collateralized Mortgage Obligations	4.4%
Foreign Government Obligations	3.2%
Banks	2.6%
Other Asset Backed Securities	2.5%
Electric	1.9%
Auto Loan Receivables	1.0%
Diversified Financial Services	0.7%
REITS	0.5%
Airlines	0.4%
Insurance	0.4%
Purchased Options	0.3%
Auto Manufacturers	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171603 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock VCPGlobal Multi Asset
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 1)*	$96	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 96	[83]
Expense Ratio, Percent	0.91%	[83]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 10.38% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 9.34% for the Blended Index (the "Performance Index") comprised of 27.5% S&P 500® Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index. Over the period, U.S. equities outperformed international developed equities. The Bloomberg U.S. Treasury 7-10 Year Index was flat over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Exposure to the following countries/regions: United States (using futures); Japan (using futures); Europe (using futures). Security selection in the following region: global equities
For the fixed income segment of the fund  | Positioning in: German Bunds (using futures); U.S. 30-Year Treasuries (using futures)
Asset Allocation  | tactical (using equity futures and government bond futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Positioning in: U.S. 20-Year Treasuries (using futures)
Currency exposure:  | Australian Dollar; Canadian Dollar; Euro (using FX forwards)
Allocation in the following strategies  | equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA BlackRock VCP Global Multi Asset Portfolio (Class 1)	10.38%	3.15%	4.33%
S&P 500® Index	26.38%	15.17%	15.06%
27.5% S&P 500 Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index	9.34%	5.22%	6.15%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 671,000,000
Holdings Count | Holding	749
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$671M
Total number of portfolio holdings	749
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	79%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	44.1%
Short-Term Investments	9.1%
Banks	5.0%
Internet	3.9%
Semiconductors	3.7%
Pharmaceuticals	3.2%
Software	3.2%
Computers	2.8%
Insurance	1.9%
Retail	1.9%
Telecommunications	1.5%
Diversified Financial Services	1.5%
Commercial Services	1.4%
Oil & Gas	1.4%
Healthcare-Services	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164958 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock VCPGlobal Multi Asset
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 3)*	$122	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 122	[84]
Expense Ratio, Percent	1.16%	[84]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.14% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 9.34% for the Blended Index (the "Performance Index") comprised of 27.5% S&P 500® Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index. Over the period, U.S. equities outperformed international developed equities. The Bloomberg U.S. Treasury 7-10 Year Index was flat over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Exposure to the following countries/regions: United States (using futures); Japan (using futures); Europe (using futures). Security selection in the following region: global equities
For the fixed income segment of the fund  | Positioning in: German Bunds (using futures); U.S. 30-Year Treasuries (using futures)
Asset Allocation  | tactical (using equity futures and government bond futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the fixed income segment of the fund  | Positioning in: U.S. 20-Year Treasuries (using futures)
Currency exposure:  | Australian Dollar; Canadian Dollar; Euro (using FX forwards)
Allocation in the following strategies  | equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 1/25/2016
SA BlackRock VCP Global Multi Asset Portfolio (Class 3)	10.14%	2.90%	4.51%
S&P 500® Index	26.38%	15.17%	15.67%
27.5% S&P 500 Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index	9.34%	5.22%	6.76%

Performance Inception Date	Jan. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 671,000,000
Holdings Count | Holding	749
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$671M
Total number of portfolio holdings	749
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	79%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	44.1%
Short-Term Investments	9.1%
Banks	5.0%
Internet	3.9%
Semiconductors	3.7%
Pharmaceuticals	3.2%
Software	3.2%
Computers	2.8%
Insurance	1.9%
Retail	1.9%
Telecommunications	1.5%
Diversified Financial Services	1.5%
Commercial Services	1.4%
Oil & Gas	1.4%
Healthcare-Services	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Board of Trustees of SunAmerica Series Trust, on behalf of the Portfolio, has determined that it is in the best interest of the Portfolio to reorganize into SA VCP Dynamic Allocation Portfolio, an existing series of SunAmerica Series Trust. The proposed transaction is expected to close in the second quarter of 2025. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171604 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCPGlobal Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$96	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 96	[85]
Expense Ratio, Percent	0.90%	[85]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.79% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.71% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Domestic equities outperformed international equities over the one-year period. U.S. government bonds underperformed as yields rose.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following regions: emerging markets; Europe ex United Kingdom. Allocations to the following countries/regions: North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; German government bonds (using futures). Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Security selection in the following regions: North America; Pacific ex Japan. Allocations to the following countries/regions: emerging markets
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit
Allocation in the following strategies  | equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Schroders VCP Global Allocation Portfolio (Class 1)	13.79%	4.18%	5.23%
MSCI World Index (net)	21.40%	12.08%	11.86%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	13.71%	7.27%	8.00%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 442,000,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$442M
Total number of portfolio holdings	926
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.7%
Internet	6.5%
Pharmaceuticals	5.5%
Semiconductors	5.3%
Software	5.2%
REITS	4.3%
Short-Term Investments	4.1%
Unaffiliated Investment Companies	4.1%
Insurance	3.6%
Retail	3.6%
Oil & Gas	3.5%
Diversified Financial Services	3.2%
Telecommunications	3.2%
Computers	2.6%
Pipelines	2.5%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164959 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCPGlobal Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$123	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 123	[86]
Expense Ratio, Percent	1.15%	[86]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.52% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 13.71% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Domestic equities outperformed international equities over the one-year period. U.S. government bonds underperformed as yields rose.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following regions: emerging markets; Europe ex United Kingdom. Allocations to the following countries/regions: North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; German government bonds (using futures). Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Security selection in the following regions: North America; Pacific ex Japan. Allocations to the following countries/regions: emerging markets
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit
Allocation in the following strategies  | equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 1/25/2016
SA Schroders VCP Global Allocation Portfolio (Class 3)	13.52%	3.93%	5.55%
MSCI World Index (net)	21.40%	12.08%	12.59%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	13.71%	7.27%	8.77%

Performance Inception Date	Jan. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 442,000,000
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$442M
Total number of portfolio holdings	926
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.7%
Internet	6.5%
Pharmaceuticals	5.5%
Semiconductors	5.3%
Software	5.2%
REITS	4.3%
Short-Term Investments	4.1%
Unaffiliated Investment Companies	4.1%
Insurance	3.6%
Retail	3.6%
Oil & Gas	3.5%
Diversified Financial Services	3.2%
Telecommunications	3.2%
Computers	2.6%
Pipelines	2.5%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171605 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe PriceVCP Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$89	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 89	[87]
Expense Ratio, Percent	0.82%	[87]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.08% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.04% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S. large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Allocations in the following sectors: high yield. Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
Allocation in the following strategies  | equity and fixed income futures to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities; real assets equities
Allocation in the following strategies  | equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA T. Rowe Price VCP Balanced Portfolio (Class 1)	16.08%	6.38%	7.69%
S&P 500® Index	26.38%	15.17%	15.06%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	14.04%	8.02%	8.60%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,439,000,000
Holdings Count | Holding	1,658
Advisory Fees Paid, Amount	$ 11,300,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,439M
Total number of portfolio holdings	1,658
Total net advisory fee paid	$11.3M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.8%
Short-Term Investments	10.1%
Internet	5.9%
Semiconductors	5.2%
Banks	5.1%
Software	4.5%
Insurance	3.7%
Pharmaceuticals	3.4%
Oil & Gas	3.3%
Retail	3.1%
REITS	2.9%
Diversified Financial Services	2.8%
Computers	2.5%
Healthcare-Products	2.1%
Electric	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 1, 2024, T. Rowe Price International Ltd was engaged as sub-subadviser to the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164960 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe PriceVCP Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$115	1.07%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 115	[88]
Expense Ratio, Percent	1.07%	[88]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.81% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.04% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S. large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Allocations in the following sectors: high yield. Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
Allocation in the following strategies  | equity and fixed income futures to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities; real assets equities
Allocation in the following strategies  | equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 1/25/2016
SA T. Rowe Price VCP Balanced Portfolio (Class 3)	15.81%	6.11%	7.63%
S&P 500® Index	26.38%	15.17%	15.67%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	14.04%	8.02%	9.18%

Performance Inception Date	Jan. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,439,000,000
Holdings Count | Holding	1,658
Advisory Fees Paid, Amount	$ 11,300,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,439M
Total number of portfolio holdings	1,658
Total net advisory fee paid	$11.3M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.8%
Short-Term Investments	10.1%
Internet	5.9%
Semiconductors	5.2%
Banks	5.1%
Software	4.5%
Insurance	3.7%
Pharmaceuticals	3.4%
Oil & Gas	3.3%
Retail	3.1%
REITS	2.9%
Diversified Financial Services	2.8%
Computers	2.5%
Healthcare-Products	2.1%
Electric	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 1, 2024, T. Rowe Price International Ltd was engaged as sub-subadviser to the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177069 [Member]
Shareholder Report [Line Items]
Fund Name	SA FixedIncome Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$34	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 34	[89]
Expense Ratio, Percent	0.34%	[89]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 1 shares posted a return of 1.74% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.95% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 1)	1.74%	(0.48)%	1.33%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.35%
Bloomberg U.S. Government/Credit Index	1.95%	(0.58)%	1.53%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 535,000,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	318
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	55.7%
Banks	5.5%
Retail	3.7%
Unaffiliated Investment Companies	3.3%
Pipelines	3.1%
Telecommunications	2.1%
Healthcare-Services	1.9%
Media	1.7%
Electric	1.4%
REITS	1.4%
Pharmaceuticals	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Beverages	1.2%
Diversified Financial Services	1.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177070 [Member]
Shareholder Report [Line Items]
Fund Name	SA FixedIncome Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$59	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 59	[90]
Expense Ratio, Percent	0.59%	[90]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 3 shares posted a return of 1.50% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.95% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 3)	1.50%	(0.73)%	1.08%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.35%
Bloomberg U.S. Government/Credit Index	1.95%	(0.58)%	1.53%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 535,000,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	318
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	55.7%
Banks	5.5%
Retail	3.7%
Unaffiliated Investment Companies	3.3%
Pipelines	3.1%
Telecommunications	2.1%
Healthcare-Services	1.9%
Media	1.7%
Electric	1.4%
REITS	1.4%
Pharmaceuticals	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Beverages	1.2%
Diversified Financial Services	1.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177071 [Member]
Shareholder Report [Line Items]
Fund Name	SA InternationalIndex
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$50	0.48%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 50	[91]
Expense Ratio, Percent	0.48%	[91]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 1 shares posted a return of 8.61% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; communication services; industrials
On an absolute basis position weightings  | SAP SE; HSBC Holdings PLC; Hitachi, Ltd.
On an absolute basis allocations in the following countries/regions  | United Kingdom; Germany; Japan
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | consumer staples; materials; energy
On an absolute basis position weightings  | Novo Nordisk A/S, Class B; Nestle SA; ASML Holding NV
On an absolute basis allocations in the following countries/regions  | Denmark; Portugal; Finland

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 1)	8.61%	5.84%	5.99%
MSCI EAFE Index (net)	8.65%	6.25%	6.75%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 828,000,000
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$828M
Total number of portfolio holdings	732
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.4%
Pharmaceuticals	7.8%
Repurchase Agreements	5.9%
Insurance	4.9%
Unaffiliated Investment Companies	3.4%
Oil & Gas	3.3%
Food	3.1%
Semiconductors	3.1%
Auto Manufacturers	2.8%
Commercial Services	2.8%
Telecommunications	2.6%
Software	2.5%
Electric	2.3%
Retail	2.3%
Aerospace/Defense	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177072 [Member]
Shareholder Report [Line Items]
Fund Name	SA InternationalIndex
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$76	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 76	[92]
Expense Ratio, Percent	0.73%	[92]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 3 shares posted a return of 8.29% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; communication services; industrials
On an absolute basis position weightings  | SAP SE; HSBC Holdings PLC; Hitachi, Ltd.
On an absolute basis allocations in the following countries/regions  | United Kingdom; Germany; Japan
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | consumer staples; materials; energy
On an absolute basis position weightings  | Novo Nordisk A/S, Class B; Nestle SA; ASML Holding NV
On an absolute basis allocations in the following countries/regions  | Denmark; Portugal; Finland

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 3)	8.29%	5.58%	5.72%
MSCI EAFE Index (net)	8.65%	6.25%	6.75%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 828,000,000
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$828M
Total number of portfolio holdings	732
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.4%
Pharmaceuticals	7.8%
Repurchase Agreements	5.9%
Insurance	4.9%
Unaffiliated Investment Companies	3.4%
Oil & Gas	3.3%
Food	3.1%
Semiconductors	3.1%
Auto Manufacturers	2.8%
Commercial Services	2.8%
Telecommunications	2.6%
Software	2.5%
Electric	2.3%
Retail	2.3%
Aerospace/Defense	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177073 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid CapIndex
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$40	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 40	[93]
Expense Ratio, Percent	0.36%	[93]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 1 shares posted a return of 19.92% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 20.37% for the S&P MidCap 400® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Vistra Corp.; Texas Pacific Land Corp.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cleveland-Cliffs, Inc.; Five Below, Inc.; BioMarin Pharmaceutical, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 1)	19.92%	11.29%	9.71%
Russell 3000® Index	26.32%	14.60%	14.20%
S&P MidCap 400® Index	20.37%	11.76%	10.08%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 510,000,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$510M
Total number of portfolio holdings	407
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	6.4%
REITS	6.4%
Retail	6.3%
Insurance	5.1%
Repurchase Agreements	5.0%
Software	4.4%
Diversified Financial Services	3.9%
Commercial Services	3.4%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Biotechnology	2.9%
Computers	2.9%
Electronics	2.8%
Engineering & Construction	2.6%
Healthcare-Products	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177074 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid CapIndex
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$67	0.61%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 67	[94]
Expense Ratio, Percent	0.61%	[94]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 3 shares posted a return of 19.58% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 20.37% for the S&P MidCap 400® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Vistra Corp.; Texas Pacific Land Corp.
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cleveland-Cliffs, Inc.; Five Below, Inc.; BioMarin Pharmaceutical, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 3)	19.58%	11.02%	9.43%
Russell 3000® Index	26.32%	14.60%	14.20%
S&P MidCap 400® Index	20.37%	11.76%	10.08%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 510,000,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$510M
Total number of portfolio holdings	407
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	6.4%
REITS	6.4%
Retail	6.3%
Insurance	5.1%
Repurchase Agreements	5.0%
Software	4.4%
Diversified Financial Services	3.9%
Commercial Services	3.4%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Biotechnology	2.9%
Computers	2.9%
Electronics	2.8%
Engineering & Construction	2.6%
Healthcare-Products	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177075 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small CapIndex
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$45	0.41%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 45	[95]
Expense Ratio, Percent	0.41%	[95]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 1 shares posted a return of 18.48% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 19.09% for the Russell 2000® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Sprouts Farmers Market, Inc.; MicroStrategy, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cytokinetics, Inc.; Atkore, Inc.; Alpha Metallurgical Resources, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 1)	18.48%	8.08%	7.70%
Russell 3000® Index	26.32%	14.60%	14.20%
Russell 2000® Index	19.09%	8.67%	8.00%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 318,000,000
Holdings Count | Holding	1,986
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$318M
Total number of portfolio holdings	1,986
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
Biotechnology	7.4%
REITS	5.9%
Software	5.4%
Commercial Services	4.4%
Retail	3.8%
Diversified Financial Services	3.5%
Healthcare-Products	3.4%
Pharmaceuticals	2.5%
Electronics	2.4%
Oil & Gas	2.3%
Repurchase Agreements	2.3%
Insurance	2.3%
Computers	2.2%
Machinery-Diversified	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2023 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.04% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, effective November 1, 2023, the expense limitation agreement with respect to the Portfolio was amended to limit more fees, lowering rates from 0.45% to 0.41% for Class 1 shares and from 0.70% to 0.66% for Class 3 shares. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2023 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.04% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, effective November 1, 2023, the expense limitation agreement with respect to the Portfolio was amended to limit more fees, lowering rates from 0.45% to 0.41% for Class 1 shares and from 0.70% to 0.66% for Class 3 shares.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177076 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small CapIndex
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$71	0.65%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 71	[96]
Expense Ratio, Percent	0.65%	[96]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 3 shares posted a return of 18.16% for the year ended January 31, 2025, compared to 26.32% for the Russell 3000® Index (a broad-based securities market index) and 19.09% for the Russell 2000® Index (the "Performance Index"). Mid and small-cap equities experienced underperformance relative to large cap as mega-cap technology companies witnessed outsized performance during the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; information technology
On an absolute basis position weightings  | Super Micro Computer, Inc.; Sprouts Farmers Market, Inc.; MicroStrategy, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Cytokinetics, Inc.; Atkore, Inc.; Alpha Metallurgical Resources, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 3)	18.16%	7.82%	7.43%
Russell 3000® Index	26.32%	14.60%	14.20%
Russell 2000® Index	19.09%	8.67%	8.00%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 318,000,000
Holdings Count | Holding	1,986
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$318M
Total number of portfolio holdings	1,986
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
Biotechnology	7.4%
REITS	5.9%
Software	5.4%
Commercial Services	4.4%
Retail	3.8%
Diversified Financial Services	3.5%
Healthcare-Products	3.4%
Pharmaceuticals	2.5%
Electronics	2.4%
Oil & Gas	2.3%
Repurchase Agreements	2.3%
Insurance	2.3%
Computers	2.2%
Machinery-Diversified	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2023 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.04% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, effective November 1, 2023, the expense limitation agreement with respect to the Portfolio was amended to limit more fees, lowering rates from 0.45% to 0.41% for Class 1 shares and from 0.70% to 0.66% for Class 3 shares. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective November 1, 2023 (the “Effective Date”), a contractual advisory fee waiver was implemented in the amount of 0.04% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, effective November 1, 2023, the expense limitation agreement with respect to the Portfolio was amended to limit more fees, lowering rates from 0.45% to 0.41% for Class 1 shares and from 0.70% to 0.66% for Class 3 shares.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177078 [Member]
Shareholder Report [Line Items]
Fund Name	SA IndexAllocation 60/40
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 15	[97]
Expense Ratio, Percent	0.14%	[97]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 14.30% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.18% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 1)	14.30%	7.73%	8.03%
S&P 500® Index	26.38%	15.17%	14.83%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	14.18%	7.96%	8.39%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 276,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$276M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177077 [Member]
Shareholder Report [Line Items]
Fund Name	SA IndexAllocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$42	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 42	[98]
Expense Ratio, Percent	0.39%	[98]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 14.08% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.18% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 3)	14.08%	7.48%	7.77%
S&P 500® Index	26.38%	15.17%	14.83%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	14.18%	7.96%	8.39%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 276,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$276M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177079 [Member]
Shareholder Report [Line Items]
Fund Name	SA IndexAllocation 80/20
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$13	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 13	[99]
Expense Ratio, Percent	0.12%	[99]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 17.91% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.84% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 1)	17.91%	10.03%	9.92%
S&P 500® Index	26.38%	15.17%	14.83%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	17.84%	10.34%	10.35%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 532,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177080 [Member]
Shareholder Report [Line Items]
Fund Name	SA IndexAllocation 80/20
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$40	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 40	[100]
Expense Ratio, Percent	0.37%	[100]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 17.59% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.84% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 3)	17.59%	9.74%	9.65%
S&P 500® Index	26.38%	15.17%	14.83%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	17.84%	10.34%	10.35%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 532,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177081 [Member]
Shareholder Report [Line Items]
Fund Name	SA IndexAllocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$12	0.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 12	[101]
Expense Ratio, Percent	0.11%	[101]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 19.40% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.40% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 1)	19.40%	10.98%	10.75%
S&P 500® Index	26.38%	15.17%	14.83%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	19.40%	11.36%	11.22%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,491,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177082 [Member]
Shareholder Report [Line Items]
Fund Name	SA IndexAllocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$39	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 39	[102]
Expense Ratio, Percent	0.36%	[102]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 19.09% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 19.40% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 3)	19.09%	10.70%	10.48%
S&P 500® Index	26.38%	15.17%	14.83%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	19.40%	11.36%	11.22%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,491,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,491M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000191735 [Member]
Shareholder Report [Line Items]
Fund Name	SA FranklinTactical Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$87	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[103]
Expense Ratio, Percent	0.81%	[103]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.44% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities underperformed U.S. equities, while U.S. growth stocks outperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: global dividend equities; international equities; U.S. large cap growth equities
Asset Allocation  | strategic; tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large cap core equities; U.S. small cap equities
For the fixed income segment of the fund  | core bond holdings

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 1)	14.44%	7.77%	7.25%
S&P 500® Index	26.38%	15.17%	14.41%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	14.51%	8.32%	8.26%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 103,000,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	1,036
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.7%
Banks	7.0%
Internet	6.9%
Software	5.6%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	4.9%
Semiconductors	4.7%
Retail	3.9%
Short-Term Investments	3.5%
Computers	3.4%
Insurance	3.1%
Diversified Financial Services	3.1%
Telecommunications	2.3%
Oil & Gas	2.0%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000191736 [Member]
Shareholder Report [Line Items]
Fund Name	SA FranklinTactical Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$113	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 113	[104]
Expense Ratio, Percent	1.06%	[104]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.11% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities underperformed U.S. equities, while U.S. growth stocks outperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: global dividend equities; international equities; U.S. large cap growth equities
Asset Allocation  | strategic; tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large cap core equities; U.S. small cap equities
For the fixed income segment of the fund  | core bond holdings

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 3)	14.11%	7.50%	6.98%
S&P 500® Index	26.38%	15.17%	14.41%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	14.51%	8.32%	8.26%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 103,000,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	1,036
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.7%
Banks	7.0%
Internet	6.9%
Software	5.6%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	4.9%
Semiconductors	4.7%
Retail	3.9%
Short-Term Investments	3.5%
Computers	3.4%
Insurance	3.1%
Diversified Financial Services	3.1%
Telecommunications	2.3%
Oil & Gas	2.0%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman SachsMulti-AssetInsights
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$90	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 90	[105]
Expense Ratio, Percent	0.83%	[105]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.06% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.99% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. U.S. Treasuries underperformed corporate credit over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: energy; consumer staples. Security selection in the following sectors: information technology; industrials. Exposure to the following countries/regions: United States; France
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit (using CDX)
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: health care; real estate. Security selection in the following sectors: consumer discretionary; energy. Exposure to the following countries/regions: Denmark; Hong Kong
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)	16.06%	8.10%	7.13%
S&P 500® Index	26.38%	15.17%	14.41%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	13.99%	8.08%	7.99%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	348
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	165%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.9%
Internet	7.5%
Software	6.5%
Computers	4.9%
Banks	4.4%
Pharmaceuticals	3.9%
Semiconductors	3.7%
Healthcare-Services	3.4%
Diversified Financial Services	3.3%
Insurance	3.1%
Commercial Services	2.4%
Unaffiliated Investment Companies	2.2%
Telecommunications	2.2%
Aerospace/Defense	2.1%
Chemicals	1.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman SachsMulti-AssetInsights
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$117	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 117	[106]
Expense Ratio, Percent	1.08%	[106]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.86% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 13.99% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. U.S. Treasuries underperformed corporate credit over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: energy; consumer staples. Security selection in the following sectors: information technology; industrials. Exposure to the following countries/regions: United States; France
For the fixed income segment of the fund  | Allocations in the following sectors: investment grade credit (using CDX)
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: health care; real estate. Security selection in the following sectors: consumer discretionary; energy. Exposure to the following countries/regions: Denmark; Hong Kong
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)	15.86%	7.85%	6.87%
S&P 500® Index	26.38%	15.17%	14.41%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	13.99%	8.08%	7.99%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	348
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	165%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.9%
Internet	7.5%
Software	6.5%
Computers	4.9%
Banks	4.4%
Pharmaceuticals	3.9%
Semiconductors	3.7%
Healthcare-Services	3.4%
Diversified Financial Services	3.3%
Insurance	3.1%
Commercial Services	2.4%
Unaffiliated Investment Companies	2.2%
Telecommunications	2.2%
Aerospace/Defense	2.1%
Chemicals	1.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193969 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Asset AllocationGrowth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 1)*	$81	0.75%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 81	[107]
Expense Ratio, Percent	0.75%	[107]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.22% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.99% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. small-cap equities
For the fixed income segment of the fund  | Allocations in the following sectors: long-dated U.S. Treasuries

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 1)	17.22%	9.49%	9.27%
S&P 500® Index	26.38%	15.17%	14.41%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	17.99%	10.41%	10.09%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 774,000,000
Holdings Count | Holding	1,522
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$774M
Total number of portfolio holdings	1,522
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	8.9%
Software	6.8%
Internet	6.8%
Semiconductors	6.6%
Banks	6.5%
Retail	4.7%
Insurance	4.6%
Pharmaceuticals	4.5%
Diversified Financial Services	3.8%
Computers	3.7%
Healthcare-Products	3.0%
Oil & Gas	2.9%
Healthcare-Services	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193970 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Asset AllocationGrowth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 3)*	$108	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 108	[108]
Expense Ratio, Percent	1.00%	[108]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.94% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 17.99% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, U.S. equities outperformed stocks within global developed markets. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: U.S large-cap growth equities; U.S. large-cap core equities; non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: investment grade credit
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. small-cap equities
For the fixed income segment of the fund  | Allocations in the following sectors: long-dated U.S. Treasuries

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 3)	16.94%	9.21%	9.00%
S&P 500® Index	26.38%	15.17%	14.41%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	17.99%	10.41%	10.09%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 774,000,000
Holdings Count | Holding	1,522
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$774M
Total number of portfolio holdings	1,522
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	8.9%
Software	6.8%
Internet	6.8%
Semiconductors	6.6%
Banks	6.5%
Retail	4.7%
Insurance	4.6%
Pharmaceuticals	4.5%
Diversified Financial Services	3.8%
Computers	3.7%
Healthcare-Products	3.0%
Oil & Gas	2.9%
Healthcare-Services	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193971 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP IndexAllocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$25	0.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 25	[109]
Expense Ratio, Percent	0.23%	[109]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 18.81% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.00% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation: tactical
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | For the equity segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 1)	18.81%	7.47%	7.49%
S&P 500® Index	26.38%	15.17%	14.41%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	16.00%	9.16%	8.90%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 562,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$562M
Total number of portfolio holdings	20
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193972 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP IndexAllocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$52	0.48%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 52	[110]
Expense Ratio, Percent	0.48%	[110]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 18.46% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 16.00% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation: tactical
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | For the equity segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index portfolios trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 3)	18.46%	7.19%	7.23%
S&P 500® Index	26.38%	15.17%	14.41%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	16.00%	9.16%	8.90%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 562,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$562M
Total number of portfolio holdings	20
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193973 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed IncomeIntermediateIndex
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$35	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 35	[111]
Expense Ratio, Percent	0.34%	[111]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 1 shares posted a return of 3.23% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.37% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 1)	3.23%	0.80%	1.57%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.06%
Bloomberg Intermediate U.S. Government/Credit Index	3.37%	0.69%	1.66%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 472,000,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$472M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	56.1%
Banks	7.4%
Unaffiliated Investment Companies	3.5%
Electric	3.3%
Retail	2.4%
Oil & Gas	2.1%
Software	2.0%
Telecommunications	1.7%
Pharmaceuticals	1.5%
Aerospace/Defense	1.4%
REITS	1.3%
Commercial Services	1.2%
Cosmetics/Personal Care	1.1%
Food	1.0%
Auto Manufacturers	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193974 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed IncomeIntermediateIndex
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$60	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 60	[112]
Expense Ratio, Percent	0.59%	[112]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 3 shares posted a return of 2.91% for the year ended January 31, 2025, compared to 2.07% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.37% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | corporate bonds; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 3)	2.91%	0.52%	1.31%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60)%	1.06%
Bloomberg Intermediate U.S. Government/Credit Index	3.37%	0.69%	1.66%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 472,000,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$472M
Total number of portfolio holdings	260
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	56.1%
Banks	7.4%
Unaffiliated Investment Companies	3.5%
Electric	3.3%
Retail	2.4%
Oil & Gas	2.1%
Software	2.0%
Telecommunications	1.7%
Pharmaceuticals	1.5%
Aerospace/Defense	1.4%
REITS	1.3%
Commercial Services	1.2%
Cosmetics/Personal Care	1.1%
Food	1.0%
Auto Manufacturers	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large CapGrowth Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$41	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 41	[113]
Expense Ratio, Percent	0.35%	[113]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 1 shares posted a return of 35.37% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 35.80% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; consumer non-cyclicals; consumer cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Meta Platforms, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Adobe, Inc.; Advanced Micro Devices, Inc.; Super Micro Computer, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 1)	35.37%	16.72%	16.45%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Growth Index	35.80%	17.18%	17.08%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 678,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$678M
Total number of portfolio holdings	212
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	22.0%
Semiconductors	15.5%
Software	12.4%
Computers	7.9%
Diversified Financial Services	5.6%
Retail	4.7%
Auto Manufacturers	4.5%
Insurance	3.0%
Pharmaceuticals	2.9%
Banks	2.0%
Unaffiliated Investment Companies	1.9%
Healthcare-Products	1.8%
Commercial Services	1.7%
Aerospace/Defense	1.2%
Electric	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large CapGrowth Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$71	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 71	[114]
Expense Ratio, Percent	0.60%	[114]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 3 shares posted a return of 35.02% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 35.80% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; consumer non-cyclicals; consumer cyclicals
On an absolute basis position weightings  | NVIDIA Corp.; Apple, Inc.; Meta Platforms, Inc., Class A
TOP PERFORMANCE DETRACTORS
On an absolute basis position weightings  | Adobe, Inc.; Advanced Micro Devices, Inc.; Super Micro Computer, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 3)	35.02%	16.42%	16.17%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Growth Index	35.80%	17.18%	17.08%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 678,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$678M
Total number of portfolio holdings	212
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	22.0%
Semiconductors	15.5%
Software	12.4%
Computers	7.9%
Diversified Financial Services	5.6%
Retail	4.7%
Auto Manufacturers	4.5%
Insurance	3.0%
Pharmaceuticals	2.9%
Banks	2.0%
Unaffiliated Investment Companies	1.9%
Healthcare-Products	1.8%
Commercial Services	1.7%
Aerospace/Defense	1.2%
Electric	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large CapValue Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$38	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 38	[115]
Expense Ratio, Percent	0.35%	[115]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 1 shares posted a return of 14.82% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 15.19% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; consumer non-cyclicals
On an absolute basis position weightings  | JPMorgan Chase & Co.; Walmart, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | information technology
On an absolute basis position weightings  | Apple, Inc.; Intel Corp.; Microsoft Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 1)	14.82%	11.38%	11.31%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Value Index	15.19%	11.72%	11.62%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 623,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$623M
Total number of portfolio holdings	406
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.3%
Software	7.7%
Banks	7.1%
Pharmaceuticals	5.9%
Retail	4.8%
Oil & Gas	4.7%
Semiconductors	4.5%
Healthcare-Products	4.5%
Insurance	4.3%
Internet	4.0%
Healthcare-Services	3.5%
Electric	3.3%
REITS	2.8%
Telecommunications	2.7%
Unaffiliated Investment Companies	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199992 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$64	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 64	[116]
Expense Ratio, Percent	0.60%	[116]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 3 shares posted a return of 14.50% for the year ended January 31, 2025, compared to 26.38% for the S&P 500® Index (a broad-based securities market index) and 15.19% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large cap growth equities outperformed U.S. large cap value equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | financials; industrials; consumer non-cyclicals
On an absolute basis position weightings  | JPMorgan Chase & Co.; Walmart, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | information technology
On an absolute basis position weightings  | Apple, Inc.; Intel Corp.; Microsoft Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 3)	14.50%	11.10%	11.03%
S&P 500® Index	26.38%	15.17%	14.91%
S&P 500® Value Index	15.19%	11.72%	11.62%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 623,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$623M
Total number of portfolio holdings	406
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.3%
Software	7.7%
Banks	7.1%
Pharmaceuticals	5.9%
Retail	4.8%
Oil & Gas	4.7%
Semiconductors	4.5%
Healthcare-Products	4.5%
Insurance	4.3%
Internet	4.0%
Healthcare-Services	3.5%
Electric	3.3%
REITS	2.8%
Telecommunications	2.7%
Unaffiliated Investment Companies	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199993 [Member]
Shareholder Report [Line Items]
Fund Name	SA EmergingMarkets EquityIndex
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$62	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 62	[117]
Expense Ratio, Percent	0.58%	[117]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 1 shares posted a return of 13.46% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer discretionary
On an absolute basis position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Tencent Holdings, Ltd.; Meituan, Class B
On an absolute basis allocations in the following countries/regions  | China; Taiwan; India
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials; energy; consumer staples
On an absolute basis position weightings  | Samsung Electronics Co., Ltd.; Reliance Industries, Ltd.; Vale SA
On an absolute basis allocations in the following countries/regions  | Brazil; Korea; Mexico

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 1)	13.46%	2.34%	1.17%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	4.21%
MSCI Emerging Markets Index (net)	14.75%	3.04%	1.55%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 92,000,000
Holdings Count | Holding	801
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$92M
Total number of portfolio holdings	801
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.9%
Semiconductors	15.1%
Internet	11.7%
Diversified Financial Services	4.0%
Oil & Gas	4.0%
Unaffiliated Investment Companies	3.6%
Telecommunications	3.6%
Computers	3.3%
Auto Manufacturers	2.4%
Insurance	2.2%
Electronics	2.1%
Retail	1.8%
Pharmaceuticals	1.8%
Electric	1.7%
Chemicals	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199994 [Member]
Shareholder Report [Line Items]
Fund Name	SA EmergingMarkets EquityIndex
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$88	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 88	[118]
Expense Ratio, Percent	0.83%	[118]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 3 shares posted a return of 13.16% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 14.75% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; consumer discretionary
On an absolute basis position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Tencent Holdings, Ltd.; Meituan, Class B
On an absolute basis allocations in the following countries/regions  | China; Taiwan; India
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials; energy; consumer staples
On an absolute basis position weightings  | Samsung Electronics Co., Ltd.; Reliance Industries, Ltd.; Vale SA
On an absolute basis allocations in the following countries/regions  | Brazil; Korea; Mexico

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 3)	13.16%	2.08%	0.91%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	4.21%
MSCI Emerging Markets Index (net)	14.75%	3.04%	1.55%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 92,000,000
Holdings Count | Holding	801
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$92M
Total number of portfolio holdings	801
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.9%
Semiconductors	15.1%
Internet	11.7%
Diversified Financial Services	4.0%
Oil & Gas	4.0%
Unaffiliated Investment Companies	3.6%
Telecommunications	3.6%
Computers	3.3%
Auto Manufacturers	2.4%
Insurance	2.2%
Electronics	2.1%
Retail	1.8%
Pharmaceuticals	1.8%
Electric	1.7%
Chemicals	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199995 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global IndexAllocation 60/40
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$19	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 19	[119]
Expense Ratio, Percent	0.18%	[119]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 11.50% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.16% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 1)	11.50%	6.06%	6.09%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	11.16%	6.30%	6.48%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 103,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199996 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global IndexAllocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$45	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 45	[120]
Expense Ratio, Percent	0.43%	[120]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 11.21% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 11.16% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 3)	11.21%	5.81%	5.84%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	11.16%	6.30%	6.48%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 103,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$103M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global IndexAllocation 75/25
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$19	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 19	[121]
Expense Ratio, Percent	0.18%	[121]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 13.76% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 13.44% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 1)	13.76%	7.38%	6.98%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	13.44%	7.72%	7.46%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 105,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199997 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global IndexAllocation 75/25
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$46	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 46	[122]
Expense Ratio, Percent	0.43%	[122]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 13.48% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 13.44% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 3)	13.48%	7.10%	6.72%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	13.44%	7.72%	7.46%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 105,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global IndexAllocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$14	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 14	[123]
Expense Ratio, Percent	0.13%	[123]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 15.78% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 15.45% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 1)	15.78%	8.66%	7.81%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	15.45%	9.08%	8.37%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 387,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$387M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000200000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global IndexAllocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$41	0.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 41	[124]
Expense Ratio, Percent	0.38%	[124]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 15.51% for the year ended January 31, 2025, compared to 8.65% for the MSCI EAFE Index (net) (a broad-based securities market index) and 15.45% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months despite elevated inflation expectations pushing interest rates higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 3)	15.51%	8.38%	7.54%
MSCI EAFE Index (net)	8.65%	6.25%	4.94%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	15.45%	9.08%	8.37%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 387,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$387M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000211493 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity InstitutionalAM® InternationalGrowth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$94	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 94	[125]
Expense Ratio, Percent	0.89%	[125]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.96% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; consumer staples; energy
Security selection in the following sectors  | materials; industrials; consumer discretionary
Position weightings  | NVIDIA Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.; Broadcom, Inc.
Countries/Regions  | United States; United Kingdom; Germany
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; consumer discretionary; financials
Security selection in the following sectors  | information technology; financials; health care
Position weightings  | Meituan, Class B; Dassault Systemes SE; Novo Nordisk A/S, Class B
Countries/Regions   | China; Canada; Denmark

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)	11.96%	7.80%	8.81%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.56%

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 234,000,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	62
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Commercial Services	10.5%
Internet	8.1%
Insurance	7.4%
Building Materials	7.0%
Diversified Financial Services	6.5%
Machinery-Construction & Mining	5.1%
Banks	4.6%
Software	4.4%
Apparel	4.3%
Aerospace/Defense	3.4%
Chemicals	2.9%
Engineering & Construction	2.7%
Pharmaceuticals	2.5%
Electrical Components & Equipment	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000211494 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity InstitutionalAM® InternationalGrowth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$121	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 121	[126]
Expense Ratio, Percent	1.14%	[126]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.71% for the year ended January 31, 2025, compared to 10.89% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; consumer staples; energy
Security selection in the following sectors  | materials; industrials; consumer discretionary
Position weightings  | NVIDIA Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.; Broadcom, Inc.
Countries/Regions  | United States; United Kingdom; Germany
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; consumer discretionary; financials
Security selection in the following sectors  | information technology; financials; health care
Position weightings  | Meituan, Class B; Dassault Systemes SE; Novo Nordisk A/S, Class B
Countries/Regions   | China; Canada; Denmark

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)	11.71%	7.53%	8.56%
MSCI ACWI ex-U.S. Index (net)	10.89%	5.50%	5.56%

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 234,000,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	62
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.9%
Commercial Services	10.5%
Internet	8.1%
Insurance	7.4%
Building Materials	7.0%
Diversified Financial Services	6.5%
Machinery-Construction & Mining	5.1%
Banks	4.6%
Software	4.4%
Apparel	4.3%
Aerospace/Defense	3.4%
Chemicals	2.9%
Engineering & Construction	2.7%
Pharmaceuticals	2.5%
Electrical Components & Equipment	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000214976 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin SystematicU.S. Large Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$64	0.56%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 64	[127]
Expense Ratio, Percent	0.56%	[127]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 29.94% for the year ended January 31, 2025, compared to 26.71% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | information technology; consumer staples; utilities
Position weightings  | AppLovin Corp., Class A; Vistra Corp.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | value; quality
Positioning in the following sectors  | energy; financials; cash
Position weightings  | Adobe, Inc.; Regeneron Pharmaceuticals, Inc.; Lockheed Martin Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)	29.94%	14.68%	15.21%
Russell 1000® Index	26.71%	14.97%	16.07%

Performance Inception Date	Oct. 07, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 231,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$231M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.5%
Semiconductors	10.1%
Software	10.0%
Computers	8.6%
Pharmaceuticals	5.5%
Retail	4.4%
Banks	3.9%
Diversified Financial Services	3.5%
Insurance	3.5%
Electric	2.8%
Auto Manufacturers	2.7%
Biotechnology	2.5%
Telecommunications	2.4%
Healthcare-Products	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000214975 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin SystematicU.S. Large Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$93	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 93	[128]
Expense Ratio, Percent	0.81%	[128]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 29.60% for the year ended January 31, 2025, compared to 26.71% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. equities posted substantial gains and reached numerous record highs, driven by enthusiasm about artificial intelligence (AI), cooling inflation, solid economic growth, and resiliency from consumers and in labor market data. Monetary policy easing, Donald Trump’s presidential victory and the potential for expansionary fiscal policy supported U.S. stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | momentum
Positioning in the following sectors  | information technology; consumer staples; utilities
Position weightings  | AppLovin Corp., Class A; Vistra Corp.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | value; quality
Positioning in the following sectors  | energy; financials; cash
Position weightings  | Adobe, Inc.; Regeneron Pharmaceuticals, Inc.; Lockheed Martin Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)	29.60%	14.39%	14.91%
Russell 1000® Index	26.71%	14.97%	16.07%

Performance Inception Date	Oct. 07, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 231,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$231M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.5%
Semiconductors	10.1%
Software	10.0%
Computers	8.6%
Pharmaceuticals	5.5%
Retail	4.4%
Banks	3.9%
Diversified Financial Services	3.5%
Insurance	3.5%
Electric	2.8%
Auto Manufacturers	2.7%
Biotechnology	2.5%
Telecommunications	2.4%
Healthcare-Products	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222243 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRockMulti-Factor 70/30
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$36	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 36	[129]
Expense Ratio, Percent	0.34%	[129]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.33% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 15.33% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities experienced growth, outperforming their developed market counterparts. In fixed income markets, high yield credit outperformed, while more rate-sensitive markets like investment grade credit, agency mortgage-backed securities, and U.S. Treasuries posted modest positive returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum. Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; health care; consumer staples
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporate credit. Security selection in the following sectors: corporate credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; value; size; minimum volatility. Allocations in the following sectors: communication services; consumer discretionary; consumer staples. Security selection in the following sectors: consumer discretionary; information technology; financials
For the fixed income segment of the fund  | Allocations in the following sectors: government-related securities; agency mortgage-backed securities; commercial mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)	14.33%	7.04%
MSCI World Index (net)	21.40%	12.35%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.33%	8.11%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 109,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	53%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222244 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRockMulti-Factor 70/30
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$63	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 63	[130]
Expense Ratio, Percent	0.59%	[130]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.98% for the year ended January 31, 2025, compared to 21.40% for the MSCI World Index (net) (a broad-based securities market index) and 15.33% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities experienced growth, outperforming their developed market counterparts. In fixed income markets, high yield credit outperformed, while more rate-sensitive markets like investment grade credit, agency mortgage-backed securities, and U.S. Treasuries posted modest positive returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum. Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; health care; consumer staples
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; corporate credit. Security selection in the following sectors: corporate credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; value; size; minimum volatility. Allocations in the following sectors: communication services; consumer discretionary; consumer staples. Security selection in the following sectors: consumer discretionary; information technology; financials
For the fixed income segment of the fund  | Allocations in the following sectors: government-related securities; agency mortgage-backed securities; commercial mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)	13.98%	6.77%
MSCI World Index (net)	21.40%	12.35%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.33%	8.11%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 109,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	53%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[2]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[4]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[8]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[10]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[12]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[13]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[14]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[16]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[17]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[18]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[20]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[21]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[22]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[23]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[24]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[26]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[27]	he expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[28]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[30]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[31]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[32]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[33]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[34]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[35]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[36]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[37]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[38]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio
[39]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[40]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[41]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[42]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[44]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[45]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[46]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[47]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[48]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[49]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[50]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[51]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[52]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[53]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[54]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[55]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[56]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[57]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[58]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[59]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[60]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[61]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[62]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[63]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[64]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[65]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[66]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[67]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[68]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[69]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[70]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[71]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[72]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[73]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[74]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[75]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[76]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[77]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[78]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[79]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[80]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[81]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[82]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[83]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[84]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[85]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[86]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[87]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[88]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[89]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[90]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[91]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[92]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[93]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[94]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[95]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[96]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[97]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[98]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[99]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[100]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[101]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[102]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[103]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[104]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[105]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[106]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[107]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[108]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[109]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[110]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[111]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[112]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[113]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[114]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[115]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[116]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[117]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[118]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[119]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[120]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[121]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[122]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[123]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[124]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[125]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[126]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[127]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[128]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[129]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[130]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.